     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2005


                                                              FILE NO. 333-79865
                                                              FILE NO. 811-09371

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 7


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 8


                                   ----------

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                              1401 LIVINGSTON LANE
                           JACKSON, MISSISSIPPI 39213
                                 1-601-981-7422
          (Address and Telephone Number of Principal Executive Office)

                            JOSEPH A. PURVIS, ESQUIRE
                              1401 LIVINGSTON LANE
                           JACKSON, MISSISSIPPI 39213
               (Name and Address of Agent for Service of Process)

                                   ----------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
     BOX):

     / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485;


     /X/ ON MAY 1, 2005 PURSUANT TO PARAGRAPH (b) OF RULE 485;


     / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485;


     / / ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.


     SECURITIES BEING OFFERED: FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

================================================================================

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                   PROSPECTUS

                                   May 1, 2005

Southern Farm Bureau Life Insurance Company (the "Company") is offering the individual flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Southern Farm Bureau Life Variable Account (the "Account"), each of which invests in one of the following Investment Options:

     T. Rowe Price Equity Series, Inc.
         T. Rowe Price Equity Income Portfolio
         T. Rowe Price Mid-Cap Growth Portfolio
         T. Rowe Price Personal Strategy Balanced Portfolio
     T. Rowe Price Fixed Income Series, Inc.
         T. Rowe Price Limited-Term Bond Portfolio
         T. Rowe Price Prime Reserve Portfolio
     Fidelity(R) Variable Insurance Products Funds
         Fidelity VIP Growth Portfolio--Initial Class
         Fidelity VIP High Income Portfolio--Initial Class Fidelity VIP Overseas Portfolio--Initial Class Fidelity VIP Contrafund(R) Portfolio--Initial Class Fidelity VIP Index 500 Portfolio--Initial Class Fidelity VIP Mid Cap Portfolio--Initial Class

The accompanying Prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.

The T. Rowe Price Mid-Cap Growth Subaccount, which invests in the T. Rowe Price Mid-Cap Growth Portfolio, is not available for investment (allocation of premium payments and transfers of Accumulated Value) to any Owner whose Contract was issued on or after May 1, 2004. Owners whose Contracts were issued prior to May 1, 2004 may allocate premium payments and transfer Accumulated Value from the other Subaccounts and the Declared Interest Option to the T. Rowe Price Mid-Cap Growth Subaccount and transfer Accumulated Value from the T. Rowe Price Mid-Cap Growth Subaccount to the other Subaccounts and the Declared Interest Option.

Please note that the Contracts and Investment Options are not bank deposits; are not federally insured; are not guaranteed to achieve their goals; and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information
(SAI) has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
         OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Issued By

                   Southern Farm Bureau Life Insurance Company
                              1401 Livingston Lane
                           Jackson, Mississippi 39213
                                 1-877-249-3691

TABLE OF CONTENTS

                                                                        PAGE
                                                                    ------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
SUMMARY OF THE CONTRACT                                                        9
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS                                   11
     Southern Farm Bureau Life Insurance Company                              11
     Southern Farm Bureau Life Variable Account                               11
     Investment Options                                                       12
     Addition, Deletion or Substitution of Investments                        14
DESCRIPTION OF ANNUITY CONTRACT                                               15
     Issuance of a Contract                                                   15
     Premiums                                                                 15
     Free-Look Period                                                         15
     Allocation of Premiums                                                   15
     Variable Accumulated Value                                               16
     Transfer Privilege                                                       17
     Partial Withdrawals and Surrenders                                       20
     Transfer and Withdrawal Options                                          21
     Death Benefit Before the Retirement Date                                 23
     Death Benefit After the Retirement Date                                  24
     Proceeds on the Retirement Date                                          24
     Payments                                                                 24
     Modification                                                             25
     Reports to Owners                                                        25
     Inquiries                                                                25
THE DECLARED INTEREST OPTION                                                  25
     Minimum Guaranteed and Current Interest Rates                            26
     Transfers From Declared Interest Option                                  26
CHARGES AND DEDUCTIONS                                                        27
     Surrender Charge (Contingent Deferred Sales Charge)                      27
     Annual Administrative Charge                                             28
     Transfer Processing Fee                                                  28
     Mortality and Expense Risk Charge                                        28
     Investment Option Expenses                                               28
     Premium Taxes                                                            28
     Other Taxes                                                              29
PAYMENT OPTIONS                                                               29
     Election of Options                                                      29
     Description of Options                                                   29
YIELDS AND TOTAL RETURNS                                                      30
FEDERAL TAX MATTERS                                                           31
     Introduction                                                             31
     Tax Status of the Contract                                               32
     Taxation of Annuities                                                    33
     Transfers, Assignments or Exchanges of a Contract                        35
     Withholding                                                              35
     Multiple Contracts                                                       35

                                                                        PAGE
                                                                    ------------
     Taxation of Qualified Contracts                                          35
     Possible Charge for the Company's Taxes                                  37
     Other Tax Consequences                                                   38
DISTRIBUTION OF THE CONTRACTS                                                 38
LEGAL PROCEEDINGS                                                             39
VOTING RIGHTS                                                                 39
ADMINISTRATIVE SERVICES AGREEMENT                                             39
FINANCIAL STATEMENTS                                                          40
CONDENSED FINANCIAL INFORMATION                                       Appendix A
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                    SAI-TOC

             The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

DEFINITIONS

ACCOUNT: Southern Farm Bureau Life Variable Account.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ADMINISTRATIVE OFFICE: The Company's administrative office at 5400 University Avenue, West Des Moines, Iowa 50266.

ANNUITANT: The person or persons whose life (or lives) determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY: The person(s) to whom the Company pays the proceeds on the death of the Annuitant.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading, except: (1) any local or regional business holidays designated in this Prospectus; (2) any period when the Securities and Exchange Commission ("SEC") determines that an emergency exists which makes it impracticable for a Fund to dispose of its securities or to fairly determine the value of its net assets; or
(3) such other periods as the SEC may permit for the protection of security holders of a Fund. Assets are valued at the close of the Business Day (3:00 p.m. Central time).

THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): Southern Farm Bureau Life Insurance Company.

CONTRACT: The individual flexible premium deferred variable annuity contract we offer and describe in this prospectus, which term includes the Contract described in this Prospectus, any endorsement or additional benefit riders or agreements, the Contract application and any supplemental applications.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.

CONTRACT DATE: The date on which the Company receives a properly completed application and the initial premium at the Administrative Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

     (a) a certified copy of the death certificate;

     (b) a certified copy of a court decree reciting a finding of death;

     (c) the Beneficiary's statement of election;

     (d) a copy of the Beneficiary's Form W-9; or

     (e) any other proof satisfactory to the Company.

FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable surrender charge.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 403(b), 408 or 408A of the Code.

RETIREMENT DATE: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. Central Time) on one Business Day and ends at the close of business on the next succeeding Business Day.

WRITTEN NOTICE: A written request or notice signed by the Owner on a form satisfactory to the Company which the Company receives at our Administrative Office.

FEE TABLES

     The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

                                                           GUARANTEED
OWNER TRANSACTION EXPENSES                               MAXIMUM CHARGE   CURRENT CHARGE
----------------------------------------------------------------------------------------
Surrender Charge (as a percentage of amount withdrawn
or surrendered)(1)                                                    7%               7%

Transfer Processing Fee(2)                               $           25   $           25

(1) The surrender charge is only assessed during the first seven Contract Years. The surrender charge declines to 0% in the eighth Contract Year. In no event will the total surrender charges assessed under a Contract exceed 8.5% of the total premiums paid under that Contract. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value on your most recent Contract Anniversary without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we assess a charge of $25 for the thirteenth and each subsequent transfer during a Contract Year.

     The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

                                                           GUARANTEED
PERIODIC CHARGES                                         MAXIMUM CHARGE   CURRENT CHARGE
----------------------------------------------------------------------------------------
Annual Administrative Charge(3)                          $           45   $           30

Separate Account Annual Expenses (as a percentage of average variable accumulated value)

  Mortality and Expense Risk Charge                                1.40%            1.40%

  Total Separate Account Annual Expenses                           1.40%            1.40%

(3) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.

     The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2004. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.

                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES

          (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(4)


                                                                                   MINIMUM    MAXIMUM
-----------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                              0.35%      0.91%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or
Reimbursement(5)                                                                      0.10%(6)   0.91%



(4) For certain Investment Options, certain expenses were reimbursed or fees waived during 2004. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements, annual Investment Option operating expenses would have been:



                                                                                   MINIMUM    MAXIMUM
-----------------------------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)                                              0.28%      0.87%



(5) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. Currently, only one Investment Option has a contractual fee waiver or reimbursement arrangement in place. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Contract as well as any applicable contractual fee waiver or reimbursement arrangements.

(6) Effective March 1, 2005, the manager of the Fidelity VIP Index 500 Portfolio (Initial Class) has contractually agreed to reduce its management fee to 0.10%, and Fund expenses are limited to 0.10% (except for interest, taxes, brokerage commissions, securities lending fees, or extraordinary expenses).

The following table indicates the Investment Option's fees and expenses for the year ended December 31, 2004. Current and future expenses may be higher or lower than those shown.


                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                                         TOTAL ANNUAL                             TOTAL ANNUAL
                                                                        EXPENSES BEFORE       TOTAL AMOUNT OF    EXPENSES AFTER
                                                                        CONTRACTUAL FEE       CONTRACTUAL FEE    CONTRACTUAL FEE
                                                MANAGEMENT    OTHER       WAIVERS AND           WAIVERS AND        WAIVERS AND
INVESTMENT OPTION                                  FEES      EXPENSES   REIMBURSEMENTS        REIMBURSEMENTS     REIMBURSEMENTS
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
   Equity Income Portfolio                            0.85%      0.00%            0.85%(1)               N/A                N/A
   Mid-Cap Growth Portfolio                           0.85%      0.00%            0.85%(1)               N/A                N/A
   Personal Strategy Balanced Portfolio               0.90%      0.00%            0.90%(1)(2)            N/A                N/A
T. Rowe Price Fixed Income Series, Inc.
   Limited-Term Bond Portfolio                        0.70%      0.00%            0.70%(1)               N/A                N/A
   Prime Reserve Portfolio                            0.55%      0.00%            0.55%(1)               N/A                N/A
Fidelity Variable Insurance Products Funds
   VIP Growth Portfolio (Initial Class)               0.58%      0.10%            0.68%(3)               N/A                N/A
   VIP High Income Portfolio (Initial Class)          0.58%      0.13%            0.71%                  N/A                N/A
   VIP Overseas Portfolio (Initial Class)             0.72%      0.19%            0.91%(3)               N/A                N/A
   VIP Contrafund(R) Portfolio (Initial Class)        0.57%      0.11%            0.68%(3)               N/A                N/A
   VIP Index 500 Portfolio (Initial Class)            0.24%      0.11%            0.35%(4)              0.25%(5)           0.10%(5)
   VIP Mid Cap Portfolio (Initial Class)              0.57%      0.14%            0.71%(3)               N/A                N/A



(1) Management fees include the ordinary, recurring operating expenses of the portfolios, but does not cover interest, taxes, brokerage commissions and other charges incident to the purchase and sale of portfolio securities, nonrecurring and extraordinary items or fees and expenses for the portfolios' independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

(2) The portfolio's manager has voluntarily agreed to reduce its management fee by the amount of expenses incurred as a result of the portfolio's investment in other T. Rowe Price portfolios. The amounts shown in the table do not include that reduction. After taking that reduction into account, actual total annual expenses would have been 0.87%. This fee waiver is a voluntary arrangement and may be discontinued at any time.

(3) A portion of the brokerage commissions that certain portfolios pay may be used to reduce Fund expenses. In addition, certain portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses. The amounts shown in the table do not include these reductions. Including these reductions, the total annual expenses presented in the preceding table would have been:
Growth Portfolio-- 0.65%, Overseas Portfolio-- 0.87%, Contrafund(R) Portfolio-- 0.66% and Mid Cap Portfolio-- 0.68%. These offsets may be discontinued at any time.

(4) The Funds' manager voluntarily agreed to reimburse the expenses of the portfolio if they exceeded 0.28%. Including this reimbursement, the management fee, other expenses and total annual expenses in 2004 were 0.24%, 0.04% and 0.28%, respectively.

(5) Beginning on March 1, 2005, the Fund's manager agreed to pay certain portfolio expenses to the extent total expenses exceeded 0.10% for the Fidelity VIP Index 500 Portfolio (Initial Class). The amounts shown in the table reflect the expenses of the Fidelity VIP Index 500 Portfolio (Initial Class) for the fiscal year ended December 31, 2004 restated to take into account the contractual expense reimbursement arrangement.

EXAMPLES

     The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees and Investment Option fees and expenses.

     Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

     EXAMPLE 1


     The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables absent any contractual or voluntary fee waiver or reimbursement arrangement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     1. If you surrender your Contract at the end of the applicable time period:


                1 YEAR    3 YEARS   5 YEARS   10 YEARS
                --------------------------------------
                $   980   $ 1,344   $ 1,712   $  2,904


     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a five year annuity payment period(1):


                1 YEAR    3 YEARS   5 YEARS   10 YEARS
                --------------------------------------
                $   468   $   807   $ 1,374   $  2,904


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3 or 5:


                1 YEAR    3 YEARS   5 YEARS   10 YEARS
                --------------------------------------
                $   263   $   807   $ 1,374   $  2,904



     EXAMPLE 2

     The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables absent any contractual or voluntary fee waiver or reimbursement arrangement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     1. If you surrender your Contract at the end of the applicable time period:


                1 YEAR    3 YEARS   5 YEARS   10 YEARS
                --------------------------------------
                $   928   $ 1,183   $ 1,438   $  2,330


     2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a five year annuity payment period(1):


                1 YEAR    3 YEARS   5 YEARS   10 YEARS
                --------------------------------------
                $   413   $   638   $ 1,091   $  2,330


     3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3 or 5:


                1 YEAR    3 YEARS   5 YEARS   10 YEARS
                --------------------------------------
                $   207   $   638   $ 1,091   $  2,330


        (1) Selection of an annuity payment period with a duration greater than five years would result in a lower one year expense figure. Alternatively, selection of an annuity payment period with a duration of less than five years may result in higher one, three and five year expense figures.


     For information concerning compensation paid for the sale of the Contracts, see "DISTRIBUTION OF THE CONTRACTS".


CONDENSED FINANCIAL INFORMATION

     Please refer to APPENDIX A for accumulation unit information for each Subaccount.

SUMMARY OF THE CONTRACT

     ISSUANCE OF A CONTRACT. The Contract is an individual flexible premium deferred variable annuity contract with a maximum age of 80 for Annuitants on the Contract Date (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). "See DISTRIBUTION OF THE CONTRACTS" for information on compensation of persons selling the Contracts. The Contracts are:

          - "flexible premium" because you do not have to pay premiums according to a fixed schedule, and

          - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

     FREE-LOOK PERIOD. You have the right to return the Contract within 10 days after you receive it (or a longer period if required by the state where your Contract is issued) (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive the greater of:

          -  premiums paid, or

          - the Accumulated Value on the date the Company receives the returned Contract at our Administrative Office, plus administrative charges and any other charges deducted under the Contract.

     PREMIUMS. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain qualified plans.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.")

     ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums"). However, if your Contract was issued on or after May 1, 2004, you may not allocate premiums to the T. Rowe Price Mid-Cap Growth Subaccount.

          - The Company will allocate the initial premium to the Prime Reserve Subaccount for 10 days from the Contract Date.

          - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

          - Amounts allocated to the Declared Interest Option earn interest at a guaranteed annual rate of at least 3%.

     TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege"). However, if your Contract was issued on or after May 1, 2004, you may not transfer monies to the T. Rowe Price Mid-Cap Growth Subaccount.

          - The minimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

          - The Company waives fees for the first twelve transfers during a Contract Year.

          - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

     PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

CHARGES AND DEDUCTIONS

     Your Contract will be assessed the following charges and deductions:

     SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). We deduct this charge from the amount surrendered.

                     CONTRACT YEAR IN WHICH   CHARGE AS A PERCENTAGE OF
                       WITHDRAWAL OCCURS           AMOUNT WITHDRAWN
                     --------------------------------------------------
                                1                         7%
                                2                         6%
                                3                         5%
                                4                         4%
                                5                         3%
                                6                         2%
                                7                         1%
                           8 and after                    0%

     We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, you may withdraw up to 10% of the Accumulated Value on your most recent Contract Anniversary without incurring a surrender charge. If you subsequently surrender your Contract during the Contract Year, we will apply a surrender charge to any partial withdrawals you've taken. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

     ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). (This charge is guaranteed not to exceed $45.) We currently waive this charge:

          - in the first Contract Year with an initial premium payment of $50,000 or greater, or

          - if the Net Accumulated Value is $50,000 or greater on your Contract Anniversary.

     We may terminate this waiver at any time.

     TRANSFER PROCESSING FEE. We may assess a $25 fee for the 13th and each subsequent transfer in a Contract Year.

     MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.40% (approximately 1.01% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
     DEDUCTIONS--Mortality and Expense Risk Charge").

     INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees and expenses for the most recent fiscal year.

     RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES. Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Contract in force.

ANNUITY PROVISIONS

     On your Retirement Date, you may choose to have the Net Accumulated Value distributed to you as follows:

          -  under a payment option (see "PAYMENT OPTIONS"), or

          -  in a lump sum.

FEDERAL TAX MATTERS

     The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. (See "FEDERAL TAX MATTERS.")

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

     The Company was incorporated on October 30, 1946 as a stock life insurance company in the State of Mississippi and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 13 jurisdictions: the states of Alabama, Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee, Texas and Virginia; and the Commonwealth of Puerto Rico.

SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

     On May 17, 1999, we established the Account pursuant to the laws of the State of Mississippi. The Account:

          -  will receive and invest premiums paid to it under the Contract;

          - will receive and invest premiums for other variable annuity contracts we issue;

          - meets the definition of a "separate account" under the federal securities laws;

          - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

     We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.

INVESTMENT OPTIONS

     There are currently eleven Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in all Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may only be directed to a maximum of 10 Investment Options, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

     The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other mutual fund portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other mutual fund portfolio has the same investment adviser, investment sub-adviser or manager.

     We have summarized below the investment objectives and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objectives. You should also read the prospectus for each Investment Option, which must accompany or precede this prospectus, for more detailed information, including a description of risks and expenses.

T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Investment Options.

INVESTMENT OPTION                                 INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio             -    This Portfolio seeks to provide
                                                       substantial dividend income as well as
                                                       long-term growth of capital by investing
                                                       primarily in the common stocks of
                                                       established companies.

T. Rowe Price Mid-Cap Growth Portfolio            -    This Portfolio seeks to provide long-term
                                                       capital appreciation by investing
                                                       primarily in mid-cap stocks with the
                                                       potential for above-average earnings
                                                       growth.

T. Rowe Price Personal Strategy Balanced          -    This Portfolio seeks the highest total
Portfolio                                              return over time consistent with an
                                                       emphasis on both capital appreciation and
                                                       income. The Portfolio pursues its
                                                       objective by investing in a diversified
                                                       portfolio typically consisting of
                                                       approximately 60% stocks, 30% bonds, and
                                                       10% money market securities.

T. ROWE PRICE FIXED INCOME SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Investment Options.

INVESTMENT OPTION                                 INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond Portfolio         -    This Portfolio seeks a high level of
                                                       income consistent with moderate
                                                       fluctuations in principal value. The
                                                       Portfolio invests primarily in short- and
                                                       intermediate-term bonds.

T. Rowe Price Prime Reserve Portfolio             -    This Portfolio seeks preservation of
                                                       capital and liquidity and, consistent
                                                       with these, the highest possible current
                                                       income. This Portfolio invests in
                                                       high-quality U.S. dollar-denominated
                                                       money market securities. An investment in
                                                       the T. Rowe Price Prime Reserve Portfolio
                                                       is neither insured nor guaranteed by the
                                                       Federal Deposit Insurance Corporation or
                                                       any government agency. There can be no
                                                       assurance that the Portfolio will be able
                                                       to maintain a stable net asset value of
                                                       $1.00 per share. During extended periods
                                                       of low interest rates, the yield of the
                                                       Prime Reserve Subaccount may also become
                                                       extremely low and possibly negative.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Investment Options.


INVESTMENT OPTION                                 INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                     -    The Portfolio seeks capital appreciation
                                                       by investing in securities of companies
                                                       the adviser believes have above-average
                                                       growth potential. The Portfolio normally
                                                       invests primarily in common stocks.

Fidelity VIP High Income Portfolio                -    This Portfolio seeks a high level of
                                                       current income and growth of capital by
                                                       investing primarily in income-producing
                                                       debt securities, preferred stocks and
                                                       convertible securities, with an emphasis
                                                       on lower-quality debt securities.

Fidelity VIP Overseas Portfolio                   -    This Portfolio seeks long-term growth of
                                                       capital by investing primarily in
                                                       non-U. S. securities. The Portfolio
                                                       considers non-U. S. securities to include
                                                       investments that are tied to a particular
                                                       country or region outside the U. S.

Fidelity VIP Contrafund(R) Portfolio              -    This Portfolio seeks long-term capital
                                                       appreciation. The Portfolio normally
                                                       invests primarily in common stocks and
                                                       securities convertible into common stock,
                                                       but it has the flexibility to invest in
                                                       other types of securities. The Portfolio
                                                       invests in securities of companies whose
                                                       value the adviser believes is not fully
                                                       recognized by the public.

Fidelity VIP Index 500 Portfolio                  -    This Portfolio seeks to provide
                                                       investment results that correspond to the
                                                       total return of a broad range of common
                                                       stocks publicly traded in the United
                                                       States. To achieve this objective, the
                                                       Portfolio attempts to duplicate the
                                                       composition and total return of the S&P
                                                       500.

Fidelity VIP Mid Cap Portfolio                    -    This Portfolio seeks long-term growth of
                                                       capital by normally investing in common
                                                       stocks. The Portfolio normally invests
                                                       primarily in securities of companies with
                                                       medium market capitalizations (those with
                                                       market capitalizations similar to
                                                       companies in the Russell Midcap Index or
                                                       the S&P MidCap 400 Index).

     The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

     We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliates(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant.

     Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Contract Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

     In the event of any such substitution, deletion or change, we may make appropriate changes in the Contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

     If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

          - operate the Account as a management investment company under the 1940 Act,

          - deregister the Account under that Act in the event such registration is no longer required, or

          -  combine the Account with our other separate accounts.

     In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT

     You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of Southern Farm Bureau Fund Distributor, Inc. ("SFB Fund Distributor"), the distributor and principal underwriter of the Contracts, a broker-dealer having a selling agreement with SFB Fund Distributor or a broker-dealer having a selling agreement with such broker-dealer. Your Contract Date will be the date the properly completed application is received at our Administrative Office. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) The Company sells the Contract to retirement plans that qualify for special federal tax treatment under the Code. For Contracts issued in the state of Texas, Owners must be members of Texas Farm Bureau. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We apply a maximum issue age of 80 to Annuitants on the Contract Date.

     Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Administrative Office on a timely basis.

PREMIUMS

     The minimum initial premium amount the Company will accept is $1,000 and is due on or before the Contract Date. (We may waive the minimum initial premium amount for certain qualified plans.) You may make minimum subsequent premium payments of at least $50 or more at any time during the Annuitant's lifetime and before the Retirement Date. We reserve the right to limit the number and amount of subsequent premium payments.

     You may elect to receive a premium reminder notice based on an annual, semi-annual or quarterly payment, for which you may change the amount and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. You should forward all premium payments to our Administrative Office.

     If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

FREE-LOOK PERIOD

     We provide for an initial "free-look" period during which time you have the right to return the Contract within 10 days after you receive it (certain states may provide for a longer period). If you return the Contract, it will become void and you will receive the greater of:

          -  premiums paid, or

          - the Accumulated Value on the date we receive the returned Contract at our Administrative Office, plus administrative charges and any other charges deducted from the Account.

ALLOCATION OF PREMIUMS

     Upon receipt at our Administrative Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Prime Reserve Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed

     Contract application and premium payment at our Administrative Office before 3:00 p.m. Central Time. If received on or after 3:00 p.m. Central Time, we deem receipt to occur on the following Business Day.

     If your application is not properly completed, we reserve the right to retain your initial premium for up to five Business Days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

     You may be invested in all Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 10% in each Investment Option. All percentages must be in whole numbers.) If your Contract was issued on or after May 1, 2004, you may not invest in the T. Rowe Price Mid-Cap Growth Subaccount.

          - We will allocate the initial premium to the Prime Reserve Subaccount for 10 days after the Contract Date.

          - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

          - We will allocate subsequent premiums in the same manner at the end of the Valuation Period when we receive them at our Administrative Office, unless the allocation percentages are changed. We must receive a premium by 3:00 p.m. Central Time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. Central Time will be allocated on the following Business Day.

          - You may change your allocation schedule at any time by sending Written Notice to our Administrative Office. Changing your allocation schedule will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation schedule in effect.

          - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation schedule.

     Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment experience, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

VARIABLE ACCUMULATED VALUE

     The variable Accumulated Value of your Contract (i.e., the total amount in each Subaccount) will reflect the investment experience of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable Accumulated Value, and, because your Contract's variable Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

     CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable Accumulated Value is determined at the end of each Valuation Period (as of 3:00 p.m. Central Time) and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

     DETERMINATION OF NUMBER OF UNITS. The amounts you allocate to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

          -  any premiums paid, and

          - any amounts transferred from another Subaccount or the Declared Interest Option.

     We will decrease the number of units in each Subaccount by:

          -  any amounts withdrawn,

          -  applicable charges assessed, and

          - any amounts transferred to another Subaccount or the Declared Interest Option.

     DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

          (a) is the net result of:

               1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

               2. the investment income and realized or unrealized capital gains credited to the Subaccount during the current Valuation Period; minus

               3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

               4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation and maintenance of that Subaccount; minus

               5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

          (b) is the number of units outstanding at the end of the preceding Valuation Period.

     We determine a unit value for each Subaccount as of 3:00 p.m. Central Time each Business Day.

TRANSFER PRIVILEGE

     You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your written request at the Administrative Office.

          - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or the Declared Interest Option, if less.

          - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

          - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

          - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

          - The Company may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Contract Year.

          - We process transfers at the unit values next determined after we receive your request at our Administrative Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. Central Time, we will process the transfer at the unit values calculated as of 3:00 p.m. Central Time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. Central Time, we will process the transfer at the unit values calculated as of 3:00 p.m. Central Time on the following Business Day. We treat telephone requests as having been received once the telephone transmission ends.

          - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.") If your Policy was issued on or after May 1, 2004, however, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.

     All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.

     You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

     CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Administrative Office.

     ADDITIONAL LIMITATIONS ON TRANSFERS. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under the Contract causes frequent purchases and redemptions of shares of the Investment Options.

     Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

     For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase the Contract.

     If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, impose certain restrictions on your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.


     If transfer activity violates our established parameters, we may require you to make your transfer requests in writing by regular mail through the
     U. S. Postal Service, or otherwise restrict telephone and facsimile transfer privileges. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters, although we may vary our policies and procedures among our other variable insurance contracts and separate accounts and may be more restrictive with regard to certain variable contracts or Subaccounts than others. Because our policies and procedures are discretionary and may differ among variable insurance contracts and separate accounts it is possible that some contract owners may engage in frequent transfer activity while others may bear the harm associated with such activity. We also reserve the right not to take action with respect to frequent transfer activity. If we impose any restrictions on your transfer activity, we will notify you in writing.


     Please note that the limits and restrictions described here are subject to the Company's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. In addition, our ability to discourage frequent transfer activity may be limited by provisions of the Contract. As a result, despite our efforts to discourage frequent transfers among the Subaccounts available under the Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners.

     We may revise our policies and procedures in our sole discretion, at any time and without prior notice:

          - to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally;

          -  to comply with state or federal regulatory requirements; or

          -  for any other reason we deem necessary or appropriate.

     In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

     The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

     Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Investment Options' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the other insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company's ability to satisfy its contractual obligations to Owners.

     To the extent permitted by applicable law, we reserve the right to defer transfer privileges at any time that we are unable to purchase or redeem shares of any of the Investment Options available through the Account, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the prospectuses of the Investment Options for more details on their ability to refuse or restrict purchases or redemptions of their shares. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.

PARTIAL WITHDRAWALS AND SURRENDERS

     PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

          -  The minimum amount which you may partially withdraw is $500.

          - If your partial withdrawal reduces your Accumulated Value to $2,000 or less, it may be treated as a full surrender of the Contract.

     We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Administrative Office. This means that if we receive your written request for withdrawal prior to 3:00 p.m. Central Time, we will process the withdrawal at the unit values calculated as of 3:00 p.m. Central Time that Business Day. If we receive your written request for withdrawal at or after 3:00 p.m. Central Time, we will process the withdrawal at the unit values calculated as of 3:00 p.m. Central Time on the following Business Day.

     We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, a surrender charge will apply to any partial withdrawal that exceeds 10% of your Contract's Accumulated Value as of the most recent Contract Anniversary. You may elect to have any applicable surrender charge deducted from your remaining Accumulated Value or the amount partially withdrawn. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

     You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Administrative Office.

     Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of our receipt of your original written request at our Administrative Office.

     SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Administrative Office. This means that if we receive your written request to surrender the Contract prior to 3:00 p.m. Central Time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. Central Time that Business Day. If we receive your written request to surrender the Contract at or after 3:00 p.m. Central Time, we will calculate the Net Accumulated Value for your Contract as of 3:00 p.m. Central Time on the following Business Day. You may choose to have the Net Accumulated Value distributed to you as follows:

          -  under a payment option, or

          -  in a lump sum.

     FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Contract via facsimile.

          - Facsimile requests must be directed to 1-515-226-6870 at our Administrative Office. We are not liable for the timely processing of any misrouted facsimile request.

          - A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.

          - We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided.

          - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Administrative Office. We treat facsimile requests as having been received once the facsimile transmission ends.

          - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.

          - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

             CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Administrative Office. We are not liable for any processing delays related to a failure of the telephone system.

          - We reserve the right to deny any transaction request made by facsimile.

     We may terminate this privilege at any time.

     SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities," and "--Taxation of Qualified Contracts."

TRANSFER AND WITHDRAWAL OPTIONS

     You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to the Administrative Office. The options selected will remain in effect until we receive a written termination request from you at the Administrative Office.

     AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts annually to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option at the end of each Contract Year to match your Contract's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

          - Under the asset rebalancing program, the maximum number of Subaccounts which you may select at any one time is ten, including the Declared Interest Option.

          - Rebalancing will occur on the fifth Business Day of the month following your Contract Anniversary.

          - This feature is not considered in the twelve free transfers during a Contract Year.

          - This feature cannot be utilized in combination with the dollar cost averaging program.

     DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

     To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

          -  The minimum amount of each transfer is $100.

          - Under the dollar cost averaging program, the maximum number of Subaccounts which you may select at any one time is ten, including the Declared Interest Option. If your Contract was issued on or after May 1, 2004, you may not make transfers to the T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.

          - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

          - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Administrative Office.

          - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

          - This feature cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

     SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

          - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

          - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

          -  The minimum amount which you may withdraw is $500.

          - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to or more than $2,000.

          - You may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

          - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

          - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

          - You may change the amount and frequency upon written request to our Administrative Office.

          - This feature cannot be utilized in combination with the dollar cost averaging program.

     We may terminate the automatic rebalancing, dollar cost averaging and systematic withdrawal privileges at any time.

DEATH BENEFIT BEFORE THE RETIREMENT DATE

     DEATH OF OWNER. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. (In the latter event, the surviving Annuitant becomes the Owner.)

     The surviving Owners or new Owners are afforded the following options:

          1. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

          2. If the surviving Owner or the new Owner is not the spouse of the deceased Owner or if the spouse of the deceased Owner decides not to continue the Contract:

                    (a) he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

                    (b) he or she may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the surviving or new Owner, as the case may be, or over a period that does not exceed the life expectancy of the surviving or new Owner.

     Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.

     Other rules may apply to a Qualified Contract.

     DEATH OF AN ANNUITANT. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

     If the Annuitant's age on the Contract Date was less than 76, the death benefit is equal to the greatest of:


          - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable Surrender Charges) on the date we receive Due Proof of Death,


          -  the Accumulated Value on the date we receive Due Proof of Death, or


          - the Accumulated Value on the most recent Contract Anniversary as of the date of death (plus subsequent premiums paid and less subsequent partial withdrawal reductions).


     If the Annuitant's age on the Contract Date was 76 or older, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:


          - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable Surrender Charges) on the date we receive Due Proof of Death, or

          -  the Accumulated Value on the date we receive Due Proof of Death.


     A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

          (a)  is the death benefit immediately prior to withdrawal;

          (b) is the amount of the partial withdrawal (including applicable surrender charges); and

          (c)  is the Accumulated Value immediately prior to withdrawal.

     We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

     If the Annuitant who is also an Owner dies, the provisions described immediately above under "Death of Owner" apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

          - payments under the option begin within 1 year of the Annuitant's death, and

          - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

     If an Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

     Other rules may apply to a Qualified Contract.

DEATH BENEFIT AFTER THE RETIREMENT DATE

     If an Owner dies on or after the Retirement Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Retirement Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.

     If the Annuitant dies before all payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

     Other rules may apply to a Qualified Contract.

PROCEEDS ON THE RETIREMENT DATE

     You select the Retirement Date. The Retirement Date may not be after the later of the Annuitant's age 70 or 10 years after the Contract Date. If you do not select a Retirement Date, we will use the Annuitant's age 70.

     On the Retirement Date, we will apply the proceeds under the life income annuity payment option with ten years guaranteed, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENT OPTIONS.") If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

     You may change the retirement date subject to these limitations:

          - we must receive a Written Notice at the Administrative Office at least 30 days before the current Retirement Date; and

          - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice.

PAYMENTS

     We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Administrative Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

          - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

          - the SEC permits, by an order, the postponement for the protection of Owners; or


          - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

     We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

     If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator.

MODIFICATION

     You may modify the Contract only if one of our officers agrees in writing to such modification.

     Upon notification to you, we may modify your Contract if:

          - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

          - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

          -  necessary to reflect a change in the operation of the Account; or

          - the modification provides additional Subaccount and/or fixed accumulation options.

     We will make the appropriate endorsement to your Contract in the event of most such modifications.

REPORTS TO OWNERS

     We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

INQUIRIES

     You may contact the Company in writing at our Administrative Office if you have any questions regarding your Contract.

THE DECLARED INTEREST OPTION

     You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

     The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act.

     Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.

     Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

     We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

     CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

          -  amounts allocated and transferred to it, plus

          -  interest credited, less

          -  amounts deducted, transferred or withdrawn.

TRANSFERS FROM DECLARED INTEREST OPTION

     You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. However, if your Policy was issued on or after May 1, 2004, you would be prohibited from making transfers to the T. Rowe Price Mid-Cap Growth Subaccount. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years.

                     CONTRACT YEAR IN WHICH    CHARGE AS PERCENTAGE OF
                        WITHDRAWAL OCCURS         AMOUNT WITHDRAWN
                     --------------------------------------------------
                                1                         7%
                                2                         6%
                                3                         5%
                                4                         4%
                                5                         3%
                                6                         2%
                                7                         1%
                           8 and after                    0%

     If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 8.5% of the total premiums paid under that Contract.

     If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

     AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. We may apply a surrender charge to any withdrawal taken during the first Contract Year. In each Contract Year after the first Contract Year, you may withdraw up to 10% of the Accumulated Value on your most recent Contract Anniversary without a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawals in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents as of the most recent Contract Anniversary. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year. If you subsequently surrender your Contract during the Contract Year, we will apply a Surrender Charge to any partial withdrawals you've taken during the Contract Year.

     SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you select payment options 1, 3 or 5. If you select payment options 2 or 4, we assess a surrender charge by adding the number of years for which payments will be made to the number of Contract Years since your Contract inception and applying this sum in the Table of Surrender Charges.

     WAIVER OF SURRENDER CHARGE. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is required to satisfy minimum distribution requirements in accordance with the Code. We must receive written notification, before the Retirement Date, at our Administrative Office in order to activate this waiver.

ANNUAL ADMINISTRATIVE CHARGE

     We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) We guarantee that this charge will not exceed $45 annually. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

     We currently waive the annual administrative charge:

          - in the first Contract Year with an initial premium payment of $50,000 or greater, or

          - the Net Accumulated Value is $50,000 or greater on your Contract Anniversary.

     We may terminate this privilege at any time.

TRANSFER PROCESSING FEE

     We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

     We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative charge and transfer processing fees may be insufficient to cover actual future expenses.


     We may realize a profit from this charge, and we may use such profit for any lawful purpose including paying distribution expenses.


INVESTMENT OPTION EXPENSES

     The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

PREMIUM TAXES

     Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

OTHER TAXES

     Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

PAYMENT OPTIONS


     Your Contract ends on the Retirement Date. At that time, your Net Accumulated Value will be applied under a payment option, unless you elect to receive this amount in a single sum. Should you not elect a payment option on the Retirement Date, proceeds will be paid as a life income annuity with payments guaranteed for ten years. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.


     Prior to the Retirement Date, you may have your Net Accumulated Value applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or a supplemental contract to be issued for the payment option.

     We have provided a description of the available payment options below. The term "payee" means a person who is entitled to receive payment under that option. All payment options offer a fixed and guaranteed amount to be paid during the annuity payment period, independent of the investment experience of the Account.

ELECTION OF OPTIONS

     While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options after the death of the Owner/Annuitant.

     We will initiate an election, revocation or change of a payment option upon receipt of your written request at the Administrative Office.

     We reserve the right to refuse the election of a payment option, other than in a lump sum, if:

          1)   the total payments would be less than $2,000;

          2)   each payment would be less than $20; or

          3) the payee is an assignee, estate, trustee, partnership, corporation or association.

DESCRIPTION OF OPTIONS

     OPTION 1--INTEREST INCOME. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

     OPTION 2--INCOME FOR A FIXED TERM. The proceeds are paid in equal installments for a fixed number of years.

     OPTION 3--LIFE INCOME OPTION WITH TERM CERTAIN. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years. Under this option, at the death of a payee having no

     Beneficiary (or where the Beneficiary died prior to the payee), the present value of the dollar amount of any remaining guaranteed payments will be paid in one lump sum to the executors or administrators of the payee's estate. Also under this option, if any Beneficiary dies while receiving payment, the present value of the dollar amount of any remaining guaranteed payments will be paid in one lump sum to the executors or administrators of the Beneficiary's estate. The amount to be paid is calculated as of the date of death of the payee, or Beneficiary if applicable.

     OPTION 4--INCOME FOR FIXED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

     OPTION 5--JOINT AND TWO-THIRDS TO SURVIVOR MONTHLY LIFE INCOME. The proceeds are paid in equal installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for their lifetime.

     The amount of each payment is calculated from the tables in the Contract which apply to that particular option using the payee's age and sex. Age is determined as the last birthday at the date of the first payment.

     ALTERNATE PAYMENT OPTIONS. The Company may make available alternative payment options.

YIELDS AND TOTAL RETURNS

     We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

     The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

     The yield of a Subaccount (except the Prime Reserve Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

     The yield of the Prime Reserve Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52 weeks and is shown as a percentage of the investment. The effective yield is calculated similiarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one, five and ten year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the

     Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any Surrender Charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a Surrender Charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.


     Each Investment Option's yield, and standardized and non-standardized average annual total returns, may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.


     In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

     The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

     We may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:

          - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

          -  receiving distributions from a Qualified Contract

     in order to continue to receive favorable tax treatment.

     Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT

     The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirements must be met in order to be subject to annuity contract treatment for tax purposes:

     DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. We do not have control over the Funds or their investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

     OWNER CONTROL. In certain circumstances, owners of Contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the Contract Owner's gross income. The IRS has stated in published rulings that a Contract Owner will be considered the owner of separate account assets if the Contract Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

     The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Accumulated Values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury

     Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

          - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

          - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

     These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated Beneficiary is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.


     Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them, if necessary, to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


     Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

     IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

     NON-NATURAL OWNER. A non-natural owner of an annuity contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

          - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

          - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

          -  the Contract is issued in connection with certain Qualified Plans;

          - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

          - the Contract is used in connection with a structured settlement agreement; or

          - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

     THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL PERSONS.

     PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

     Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

     In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.


     Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another and the contract received is treated as a new contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions, and prospective Owners wishing to take advantage of
     Section 1035 should consult their tax adviser.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

          - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

          - if distributed under a payment option, they are taxed in the same way as annuity payments.

     For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

          -  made on or after the taxpayer reaches age 59 1/2;

          - made on or after the death of the holder (or if the holder is not an individual, the death of the primary annuitant);

          -  attributable to the taxpayer becoming disabled;

          - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

          - made under certain annuities issued in connection with structured settlement agreements; and

          - made under an annuity contract that is purchased with a single premium when the retirement date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

     Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     Certain tax consequences may result upon:

          -  a transfer of ownership of a Contract,

          - the designation of an Annuitant, payee or other Beneficiary who is not also an Owner,

          -  the selection of certain Retirement Dates, or

          -  the exchange of a Contract.

     An Owner contemplating any of these actions should consult their tax adviser.

WITHHOLDING

     Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.

     Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is a distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) plan, IRA, or to a governmental section 457 plan that agrees to separately account for rollover contributions.

MULTIPLE CONTRACTS

     All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

          -  contributions in excess of specified limits;

          -  distributions prior to age 59 1/2 (subject to certain exceptions);

          - distributions that do not conform to specified commencement and minimum distribution rules; and

          -  other specified circumstances.

     Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For
     Section 403(b) annuity contracts, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation includible in the owner's gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

     The Internal Revenue Service has not reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

     SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

     SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

          -  before age 59 1/2 (subject to certain exceptions), or

          - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (Social Security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

          - elective contributions made in years beginning after December 31, 1988;

          -  earnings on those contributions; and

          - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

     Distribution of those amounts may only occur upon:

          -  death of the employee,

          -  attainment of age 59 1/2,

          -  severance of employment,

          -  disability, or

          -  financial hardship.

     Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

     In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the death benefit my exceed this limitation, employers using the Contract as a tax-sheltered annuity should consult their tax adviser.

     RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that we incur which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, Southern Farm Bureau Fund Distributor, Inc. ("SFB Fund Distributor") for the distribution and sale of the Contracts. SFB Fund Distributor sells the Contracts through its registered representatives.

     We pay commissions for sale of the Contracts. The maximum commission payable for Contract sales by SFB Fund Distributor registered representatives is: 3.00% of premiums paid in the first seven Contract Years; 1.00% of premiums paid in the eighth and subsequent Contract Years. A trail commission equal to .10% of the Accumulated Value in the eighth and subsequent Contract Years is also paid to the registered representative. SFB Fund Distributor managers are also eligible for compensation and bonuses based on Contract sales. Because registered representatives of SFB Fund Distributor are also insurance agents of the Company, they may be eligible for agents insurance, pension benefits, agency expense allowances and various cash benefits, such as bonuses, and non-cash compensation programs that the Company offers. These programs include trips, conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Contracts may help registered representatives qualify for such benefits. Registered representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel. In addition, SFB Fund Distributor registered representatives who meet certain Company productivity and persistency standards may be eligible for additional compensation. SFB Fund Distributor managers are also eligible for similar compensation, benefits and bonuses. See "Distribution of the Contracts" in the Statement of Additional Information for more information concerning compensation paid for sale of the Contracts.

     Commissions and other incentives or payments described above are not charged directly to Owners or amounts in the Account or Declared Interest Option. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     Ask your Southern Farm Bureau registered representative for more information about what compensation he or she receives for selling your Contract.

     Under its Public Disclosure Program, the NASD provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from NASD.

LEGAL PROCEEDINGS

     The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no lawsuits that involve the Account. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of SFB Fund Distributor to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS

     To the extent required by law, the Company will vote the Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

     The number of votes you have the right to instruct will be calculated separately for each Subaccount in which you have Accumulated Value, and may include fractional votes. (You only have voting interest prior to the Retirement Date.) The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

     The number of votes of an Investment Option which are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.

     The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast on a matter.

ADMINISTRATIVE SERVICES AGREEMENT

     The Contracts are administered by EquiTrust Life Insurance Company ("EquiTrust Life"), an Iowa corporation having its principal offices at 5400 University Avenue, West Des Moines, Iowa 50266, pursuant to an administrative services agreement between the Company and EquiTrust Life. EquiTrust Life also maintains records of transactions relating to the Contracts and provides other services.

FINANCIAL STATEMENTS

     The audited statutory statements of admitted assets, liabilities and stockholders' equity of the Company as of December 31, 2004 and 2003, and the related statutory statements of earnings, changes in stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2004, as well as the related financial statement schedules and Report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2004 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related Report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information.

     The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

                 (This page has been left blank intentionally.)

APPENDIX A

CONDENSED FINANCIAL INFORMATION

     The Account commenced operations on November 3, 1999; however, no premiums were received until February 7, 2000. The information presented below reflects the accumulation unit information for the Subaccounts for each period specified below ending on December 31.


                                                         ACCUMULATION           ACCUMULATION
                                                         UNIT VALUE AT          UNIT VALUE AT        NUMBER OF UNITS AT
SUBACCOUNT                                             BEGINNING OF YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------------------------------------------------------------------
Equity Income
    1999                                             $          10.000000   $          10.000000               0.000000
    2000                                                        10.000000              13.055410         150,049.872659
    2001                                                        13.055410              13.062837         272,293.195549
    2002                                                        13.062837              11.191678         371,836.262314
    2003                                                        11.191678              13.852660         447,580.542022
    2004                                                        13.852660              15.700350         609,446.510490
Mid-Cap Growth
    1999                                             $          10.000000   $          10.000000               0.000000
    2000                                                        10.000000              10.747384         240,203.006752
    2001                                                        10.747384              10.500840         421,215.422664
    2002                                                        10.500840               8.154719         525,566.744158
    2003                                                         8.154719              11.131291         662,581.587183
    2004                                                        11.131291              12.992237         832,792.737781
Personal Strategy Balanced
    1999                                             $          10.000000   $          10.000000               0.000000
    2000                                                        10.000000              10.599346         131,444.072159
    2001                                                        10.599346              10.200137         228,655.588908
    2002                                                        10.200137               9.274116         305,385.417021
    2003                                                         9.274116              11.415576         386,366.413805
    2004                                                        11.415576              12.699473         539,108.968864
Limited-Term Bond
    1999                                             $          10.000000   $          10.000000               0.000000
    2000                                                        10.000000              10.720777          39,184.816218
    2001                                                        10.720777              11.470462         102,740.552668
    2002                                                        11.470462              11.925188         155,707.599687
    2003                                                        11.925188              12.263739         153,516.801516
    2004                                                        12.263739              12.227304         206,174.549252
Prime Reserve
    1999                                             $          10.000000   $          10.000000               0.000000
    2000                                                        10.000000              10.420257          59,714.825328
    2001                                                        10.420257              10.689766         102,075.433639
    2002                                                        10.689766              10.697920         109,068.142665
    2003                                                        10.697920              10.622787         117,103.814595
    2004                                                        10.622787              10.568704         138,934.957806

                                                         ACCUMULATION           ACCUMULATION
                                                         UNIT VALUE AT          UNIT VALUE AT        NUMBER OF UNITS AT
SUBACCOUNT                                             BEGINNING OF YEAR         END OF YEAR            END OF YEAR
-----------------------------------------------------------------------------------------------------------------------
Contrafund
    1999                                             $          10.000000   $          10.000000               0.000000
    2000                                                        10.000000               9.296002         257,045.229631
    2001                                                         9.296002               8.044268         376,112.890552
    2002                                                         8.044268               7.191388         439,051.642506
    2003                                                         7.191388               9.111903         494,610.009632
    2004                                                         9.111903              10.377539         635,594.847167
Growth
    1999                                             $          10.000000   $          10.000000               0.000000
    2000                                                        10.000000               8.636759         456,978.116466
    2001                                                         8.636759               7.012742         720,562.523322
    2002                                                         7.012742               4.832835         839,229.588827
    2003                                                         4.832835               6.332193         995,213.536418
    2004                                                         6.332193               6.455542       1,293,573.881613
High Income
    1999                                             $          10.000000   $          10.000000               0.000000
    2000                                                        10.000000               7.658946         111,560.708629
    2001                                                         7.658946               6.666016         137,789.737174
    2002                                                         6.666016               6.800419         122,266.952972
    2003                                                         6.800419               8.536128         259,293.568568
    2004                                                         8.536128               9.225930         381,987.079957
Index 500
    1999                                             $          10.000000   $          10.000000               0.000000
    2000                                                        10.000000               9.462309         343,290.417097
    2001                                                         9.462309               8.201012         570,626.609194
    2002                                                         8.201012               6.287510         688,529.921441
    2003                                                         6.287510               7.962763         820,606.928422
    2004                                                         7.962763               8.686510       1,026,917.343193
Overseas
    1999                                             $          10.000000   $          10.000000               0.000000
    2000                                                        10.000000               8.049836         113,096.830049
    2001                                                         8.049836               6.256926         158,358.160692
    2002                                                         6.256926               4.918616         164,416.838720
    2003                                                         4.918616               6.954864         201,416.614490
    2004                                                         6.954864               7.794323         312,559.061835
Mid Cap
    2004                                             $          10.000000              12.905818          69,591.824868



     *  The inception date of the Fidelity VIP Mid Cap Subaccount was May 1,
2004.

TEAR AT PERFORATION

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this prospectus.

Name ___________________________________________________________________________

Address ________________________________________________________________________

City, State, Zip _______________________________________________________________

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

                                                                                          PAGE
                                                                                         ------
ADDITIONAL CONTRACT PROVISIONS                                                             1
     The Contract                                                                          1
     Incontestability                                                                      1
     Misstatement of Age or Sex                                                            1
     Non-Participation                                                                     1
CALCULATION OF YIELDS AND TOTAL RETURNS                                                    1
     Prime Reserve Subaccount Yields                                                       1
     Other Subaccount Yields                                                               2
     Average Annual Total Returns                                                          3
     Other Total Returns                                                                   4
     Effect of the Administrative Charge on Performance Data                               4
ADMINISTRATIVE SERVICES AGREEMENT                                                          4
LEGAL MATTERS                                                                              4
EXPERTS                                                                                    5
DISTRIBUTION OF THE CONTRACTS                                                              5
OTHER INFORMATION                                                                          6
FINANCIAL STATEMENTS                                                                       6

The Statement of Additional Information ("SAI") contains more detailed information about the Contracts than is contained in this Prospectus. The SAI is incorporated by reference into this Prospectus and is legally a part of this Prospectus.

                                     SAI-TOC

PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                              1401 Livingston Lane
                           Jackson, Mississippi 39213
                                 1-877-249-3691

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Southern Farm Bureau Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Contract, and the selected Investment Options of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and Fidelity Variable Insurance Products Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.

                                   May 1, 2005

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

                                                                                          PAGE
                                                                                         ------
ADDITIONAL CONTRACT PROVISIONS                                                             1
       The Contract                                                                        1
       Incontestability                                                                    1
       Misstatement of Age or Sex                                                          1
       Non-Participation                                                                   1
CALCULATION OF YIELDS AND TOTAL RETURNS                                                    1
       Prime Reserve Subaccount Yields                                                     1
       Other Subaccount Yields                                                             2
       Average Annual Total Returns                                                        3
       Other Total Returns                                                                 4
       Effect of the Administrative Charge on Performance Data                             4
ADMINISTRATIVE SERVICES AGREEMENT                                                          4
LEGAL MATTERS                                                                              4
EXPERTS                                                                                    5
DISTRIBUTION OF THE CONTRACTS                                                              5
OTHER INFORMATION                                                                          6
FINANCIAL STATEMENTS                                                                       6

ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The Contract includes the application and all other attached papers. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

     We will not contest the Contract from its Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, we will pay that amount which the proceeds would have purchased at the correct age and sex.

NON-PARTICIPATION

     The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS

     The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

PRIME RESERVE SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of the Prime Reserve Subaccount for a seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

     The net change in account value reflects:

          - net income from the Investment Option attributable to the hypothetical account; and

          - charges and deductions imposed under the Contract attributable to the hypothetical account.

     The charges and deductions include per unit charges for the hypothetical account for:

          -  the annual administrative charge and

          -  the mortality and expense risk charge.

     For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current yield will be calculated according to the following formula:

          Current Yield = ((NCS - ES)/UV) X (365/7)

          Where:

          NCS = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

          ES = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV  = the unit value for the first day of the seven-day period.

          Effective Yield = (1 + ((NCS - ES)/UV))(TO THE POWER OF 365/7) - 1

          Where:

          NCS = the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

          ES = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV  = the unit value for the first day of the seven-day period.

     The yield for the Prime Reserve Subaccount will be lower than the yield for the Prime Reserve Investment Option due to the charges and deductions imposed under the Contract.

     The current and effective yields of the Prime Reserve Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

          -  changes in interest rates on money market securities,

          -  the average portfolio maturity of the Prime Reserve Investment
             Option,

          - the quality of portfolio securities held by this Investment Option, and

          -  the operating expenses of the Prime Reserve Investment Option.

     Yields may also be presented for other periods of time.

OTHER SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of one or more of the Subaccounts (except the Prime Reserve Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

     The yield is computed by:

          1) dividing net investment income of the Investment Option attributable to the Subaccount units less Subaccount expenses for the period; by

          2) the offering price per unit at the close of the last day of the period multiplied by the daily average number of units outstanding for the period; by

          3) compounding that yield for a six-month period; and by

          4) multiplying that result by 2.

     The annual administrative charge (deducted at the beginning of each Contract Year) and mortality and expense risk charge are included in the expenses of the Subaccounts. For purposes of calculating the 30-day or one-month yield, an estimated average administrative charge per dollar of Contract value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

          Yield = 2 X ((((NI - ES)/(U X UV)) + 1) (TO THE POWER OF 6) - 1)

          Where:

          NI = net investment income of the Investment Option for the 30-day or one-month period attributable to the Subaccount's units.

          ES  = expenses of the Subaccount for the 30-day or one-month period.

          U   = the average number of units outstanding.

          UV = the unit value at the close of the last day in the 30-day or one-month period.

     The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

     The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

     The Surrender Charge is not considered in the yield calculation.

AVERAGE ANNUAL TOTAL RETURNS

     Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one, five and ten year periods. Average annual total returns may also be disclosed for other periods of time.

     Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

     Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the following formula:

          TR   = ((ERV/P)(TO THE POWER OF 1/N)) - 1

          Where:

          TR   = the average annual total return net of Subaccount recurring charges.

          ERV  = the ending redeemable value (net of any applicable Surrender
                 Charge) of the hypothetical account at the end of the period.

          P    = a hypothetical initial payment of $1,000.

          N    = the number of years in the period.

     INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Contract.

OTHER TOTAL RETURNS

     Advertisements and sales literature may also quote average annual total returns which do not reflect the Surrender Charge. These figures are calculated in the same manner as the average annual total returns described above, however, the Surrender Charge is not taken into account at the end of the period.

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

          CTR  = (ERV/P) - 1

          Where:

          CTR = The cumulative total return net of Subaccount recurring charges for the period.

          ERV = The ending redeemable value of the hypothetical investment at the end of the period.

          P    = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

     We apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all Contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

ADMINISTRATIVE SERVICES AGREEMENT


     EquiTrust Life Insurance Company ("EquiTrust Life") and the Company are parties to an administrative services agreement pursuant to which EquiTrust Life agrees to provide certain accounting, actuarial, tax, management and other services to the Company. For services performed by EquiTrust Life under the administrative services agreement during the fiscal years ended December 31, 2004, 2003 and 2002, EquiTrust Life billed the Company $442,105, $308,216 and $214,143, respectively.


LEGAL MATTERS

     All matters relating to Mississippi law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Joseph A. Purvis, Esquire, Senior Vice President, General Counsel, and Secretary of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

     The statutory statements of admitted assets, liabilities and stockholders' equity of the Company as of December 31, 2004 and 2003, and the related statutory statements of earnings, changes in stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2004, and related financial statement schedules, appearing herein, have been audited by KPMG LLP, Suite 1100, One Jackson Place, 188 East Capitol Street, Jackson, MS 39201, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

     The audit report of KPMG LLP refers to the preparation of the financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Mississippi, which practices differ from accounting principles generally accepted in the United States of America. Also, the audit report of KPMG LLP refers to a change in the method of accounting for the Company's investments in joint ventures, partnerships, and limited liability companies as of January 1, 2002.

     The Account's statements of assets and liabilities as of December 31, 2004, and the related statements of operations and the changes in net assets for the periods disclosed in the financial statements, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309-2764, independent registered public accounting firm, as set forth in their report appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.

DISTRIBUTION OF THE CONTRACTS


     Southern Farm Bureau Fund Distributor, Inc. ("SFB Fund Distributor") is responsible for distributing the Contracts pursuant to a distribution agreement with us. SFB Fund Distributor serves as principal underwriter for the Contracts. SFB Fund Distributor, a Mississippi corporation organized in 1981 and a wholly owned subsidiary of the Company, is located at 1401 Livingston Lane, Jackson, Mississippi 39213. SFB Fund Distributor is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. SFB Fund Distributor is not a member of the Securities Investor Protection Corporation.


     We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contracts, including other incentives or payments, are not charged directly to the Owners or amounts in the Account or Declared Interest Option.

     SFB Fund Distributor offers the Contracts through its registered representatives. Registered representatives must also be licensed as insurance agents and appointed by the Company.

     SFB Fund Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                              AGGREGATE AMOUNT            AGGREGATE AMOUNT
                            OF COMMISSIONS PAID TO   OF COMMISSIONS RETAINED BY
              FISCAL YEAR    SFB FUND DISTRIBUTOR       SFB FUND DISTRIBUTOR
              ------------------------------------------------------------------
                 2002           $      854,162              $    56,282
                 2003           $      698,031              $    52,171
                 2004           $    1,228,561              $    76,148

     It is the policy of the Company to pay commissions directly to registered representatives, except in instances in which a registered representative is not eligible under applicable rules and regulations to receive a commission, in which case such commission is paid to and retained by SFB Fund Distributor. SFB Fund Distributor does not receive any commission override as distributor for the Contracts. However, under the distribution agreement with SFB Fund Distributor, we pay the following sales expenses: supervisor and registered representative manager compensation; advertising expenses; and all other expenses of distributing the Contracts. We also pay for SFB Fund Distributor's operating and other expenses.

     Sales charges deducted from premium payments, as well as proceeds from the surrender charge on the Contracts are retained by us and used to defray expenses we incur.

OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The Company's statutory-basis financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Southern Farm Bureau Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Southern Farm Bureau Life Variable Account, comprising the Contrafund, Growth, High Income, Index 500, Mid-Cap, Overseas, Equity Income, Mid-Cap Growth, Personal Strategy Balanced, Limited-Term Bond, and Prime Reserve Subaccounts, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the mutual funds' transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Southern Farm Bureau Life Variable Account at December 31, 2004, and the results of their operations and changes in their net assets for the periods described above in conformity with U.S. generally accepted accounting principles.

                                       /s/ Ernst & Young LLP

Des Moines, Iowa
March 18, 2005

                      SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

                         STATEMENTS OF ASSETS AND LIABILITIES

                                   DECEMBER 31, 2004


                                                                  FIDELITY VARIABLE
                                                              INSURANCE PRODUCTS FUNDS
                                         -----------------------------------------------------------------
                                           CONTRAFUND         GROWTH         HIGH INCOME      INDEX 500
                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                         -----------------------------------------------------------------
ASSETS
Investments in shares of mutual funds,
  at market                              $    6,595,910   $    8,350,720   $    3,524,186   $    8,920,328

LIABILITIES                                           -                -                -                -
                                         -----------------------------------------------------------------
Net assets                               $    6,595,910   $    8,350,720   $    3,524,186   $    8,920,328
                                         =================================================================

NET ASSETS
Accumulation units                       $    6,595,910   $    8,350,720   $    3,524,186   $    8,920,328
                                         -----------------------------------------------------------------
Total net assets                         $    6,595,910   $    8,350,720   $    3,524,186   $    8,920,328
                                         =================================================================

Investments in shares of mutual funds,
  at cost                                $    5,403,453   $    7,280,270   $    3,346,452   $    7,992,516
Shares of mutual fund owned                  247,780.25       260,878.47       503,455.13        64,757.37

Accumulation units outstanding               635,594.85     1,293,573.88       381,987.08     1,026,917.34
Accumulation unit value                  $        10.38   $         6.46   $         9.23   $         8.69

SEE ACCOMPANYING NOTES.

                                                    FIDELITY
                                                VARIABLE INSURANCE
                                                  PRODUCTS FUNDS                   T. ROWE PRICE EQUITY SERIES, INC.
                                         -------------------------------   ------------------------------------------------
                                                                                                                PERSONAL
                                                                               EQUITY          MID-CAP          STRATEGY
                                            MID-CAP          OVERSEAS          INCOME          GROWTH           BALANCED
                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                         -------------------------------   ------------------------------------------------
ASSETS
Investments in shares of mutual funds,
  at market                              $      898,139   $    2,436,186   $    9,568,523   $   10,819,841   $    6,846,400

LIABILITIES                                           -                -                -                -                -
                                         -------------------------------   ------------------------------------------------
Net assets                               $      898,139   $    2,436,186   $    9,568,523   $   10,819,841   $    6,846,400
                                         ===============================   ================================================

NET ASSETS
Accumulation units                       $      898,139   $    2,436,186   $    9,568,523   $   10,819,841   $    6,846,400
                                         -------------------------------   ------------------------------------------------
Total net assets                         $      898,139   $    2,436,186   $    9,568,523   $   10,819,841   $    6,846,400
                                         ===============================   ================================================

Investments in shares of mutual funds,
  at cost                                $      797,524   $    2,064,756   $    8,085,296   $    8,092,045   $    5,856,510
Shares of mutual fund owned                   29,759.43       139,051.73       428,313.49       459,441.22       385,495.47

Accumulation units outstanding                69,591.82       312,559.06       609,446.51       832,792.74       539,108.97
Accumulation unit value                  $        12.91   $         7.79   $        15.70   $        12.99   $        12.70

                                               T. ROWE PRICE FIXED
                                               INCOME SERIES, INC.
                                         -------------------------------
                                           LIMITED-
                                           TERM BOND      PRIME RESERVE
                                           SUBACCOUNT       SUBACCOUNT
                                         -------------------------------
ASSETS
Investments in shares of mutual funds,
  at market                              $    2,520,959   $    1,468,362

LIABILITIES                                           -                -
                                         -------------------------------
Net assets                               $    2,520,959   $    1,468,362
                                         ===============================

NET ASSETS
Accumulation units                       $    2,520,959   $    1,468,362
                                         -------------------------------
Total net assets                         $    2,520,959   $    1,468,362
                                         ===============================

Investments in shares of mutual funds,
  at cost                                $    2,556,908   $    1,468,362
Shares of mutual fund owned                  506,216.64     1,468,362.57

Accumulation units outstanding               206,174.55       138,934.96
Accumulation unit value                  $        12.23   $        10.57

                               SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

                                        STATEMENTS OF OPERATIONS

                                     PERIOD ENDED DECEMBER 31, 2004

                                                                FIDELITY VARIABLE
                                                             INSURANCE PRODUCTS FUNDS
                                         -----------------------------------------------------------------
                                           CONTRAFUND         GROWTH         HIGH INCOME       INDEX 500
                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                         -----------------------------------------------------------------
Income:
  Dividends                              $       16,085   $       16,986   $      152,491   $       88,308
Expenses:
  Mortality and expense risk                    (76,490)        (106,392)         (33,735)        (106,544)
                                         -----------------------------------------------------------------
Net investment income (loss)                    (60,405)         (89,406)         118,756          (18,236)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of
    fund shares                                 (10,119)         (95,927)          50,013         (111,519)
  Realized gain distributions                         -                -                -                -
                                         -----------------------------------------------------------------
Total realized gain (loss) on
  investments                                   (10,119)         (95,927)          50,013         (111,519)

Change in unrealized appreciation/
  depreciation of investments                   827,850          315,921           37,233          833,565
                                         -----------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                        $      757,326   $      130,588   $      206,002   $      703,810
                                         =================================================================

(1) Period from May 1, 2004 (date operations commenced) through December 31,
2004.

SEE ACCOMPANYING NOTES.

                                                    FIDELITY
                                               VARIABLE INSURANCE
                                                  PRODUCTS FUNDS                  T. ROWE PRICE EQUITY SERIES, INC.
                                         -------------------------------   ------------------------------------------------
                                                                                                                PERSONAL
                                                                               EQUITY          MID-CAP          STRATEGY
                                            MID-CAP          OVERSEAS          INCOME          GROWTH           BALANCED
                                         SUBACCOUNT (1)     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                         -------------------------------   ------------------------------------------------
Income:
  Dividends                              $            -   $       22,943   $      129,497   $            -   $      120,398
Expenses:
  Mortality and expense risk                     (3,454)         (27,942)        (108,915)        (127,980)         (78,471)
                                         -------------------------------   ------------------------------------------------
Net investment income (loss)                     (3,454)          (4,999)          20,582         (127,980)          41,927

Realized gain (loss) on investments:
  Realized gain (loss) on sale of
    fund shares                                  13,549          (75,689)          19,754           99,432           11,289
  Realized gain distributions                         -                -          195,200                -           26,457
                                         -------------------------------   ------------------------------------------------
Total realized gain (loss) on
  investments                                    13,549          (75,689)         214,954           99,432           37,746

Change in unrealized appreciation/
  depreciation of investments                   100,615          331,377          826,663        1,505,930          572,508
                                         -------------------------------   ------------------------------------------------
Net increase (decrease) in net assets
  from operations                        $      110,710   $      250,689   $    1,062,199   $    1,477,382   $      652,181
                                         ===============================   ================================================

                                               T. ROWE PRICE FIXED
                                               INCOME SERIES, INC.
                                         -------------------------------
                                            LIMITED-          PRIME
                                           TERM BOND         RESERVE
                                           SUBACCOUNT       SUBACCOUNT
                                         -------------------------------
Income:
  Dividends                              $       73,438   $       14,159
Expenses:
  Mortality and expense risk                    (31,321)         (20,877)
                                         -------------------------------
Net investment income (loss)                     42,117           (6,718)

Realized gain (loss) on investments:
  Realized gain (loss) on sale of
    fund shares                                  (2,634)               -
  Realized gain distributions                         -                -
                                         -------------------------------
Total realized gain (loss) on
  investments                                    (2,634)               -

Change in unrealized appreciation/
  depreciation of investments                   (47,903)               -
                                         -------------------------------
Net increase (decrease) in net assets
  from operations                        $       (8,420)  $       (6,718)
                                         ===============================

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                 FIDELITY
                                                            VARIABLE INSURANCE
                                                               PRODUCTS FUNDS
                                                        ----------------------------
                                                           CONTRAFUND SUBACCOUNT
                                                        ----------------------------
                                                           YEAR ENDED DECEMBER 31
                                                            2004            2003
                                                        ----------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $    (60,405)   $    (34,992)
  Net realized gain (loss) on investments                    (10,119)        (82,151)
  Change in unrealized appreciation/depreciation of
    investments                                              827,850       1,024,841
                                                        ----------------------------
Net increase (decrease) in net assets from operations        757,326         907,698

Contract transactions:
  Transfers of net premiums                                  994,106         559,130
  Transfers of surrenders and death benefits                (191,510)       (165,298)
  Transfers of administrative and other charges              (10,170)         (9,970)
  Transfers between subaccounts, including
    Declared Interest Option account                         539,320          57,887
                                                        ----------------------------
Net increase (decrease) in net assets from contract
  transactions                                             1,331,746         441,749
                                                        ----------------------------
Total increase in net assets                               2,089,072       1,349,447

Net assets at beginning of year                            4,506,838       3,157,391
                                                        ----------------------------
Net assets at end of year                               $  6,595,910    $  4,506,838
                                                        ============================

SEE ACCOMPANYING NOTES.

                                                                 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                        ------------------------------------------------------------
                                                             GROWTH SUBACCOUNT             HIGH INCOME SUBACCOUNT
                                                        ------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                            2004            2003           2004             2003
                                                        ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $    (89,406)   $    (55,170)   $    118,756    $     53,635
  Net realized gain (loss) on investments                    (95,927)     (1,752,021)         50,013         (30,732)
  Change in unrealized appreciation/depreciation of
    investments                                              315,921       3,161,175          37,233         229,731
                                                        ------------------------------------------------------------
Net increase (decrease) in net assets from operations        130,588       1,353,984         206,002         252,634

Contract transactions:
  Transfers of net premiums                                1,647,680         929,534         593,404         330,137
  Transfers of surrenders and death benefits                (359,822)       (214,651)       (152,641)        (73,639)
  Transfers of administrative and other charges              (14,345)        (13,701)         (3,950)         (3,206)
  Transfers between subaccounts, including
    Declared Interest Option account                         644,735         190,860         668,008         875,971
                                                        ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                             1,918,248         892,042       1,104,821       1,129,263
                                                        ------------------------------------------------------------
Total increase in net assets                               2,048,836       2,246,026       1,310,823       1,381,897

Net assets at beginning of year                            6,301,884       4,055,858       2,213,363         831,467
                                                        ------------------------------------------------------------
Net assets at end of year                               $  8,350,720    $  6,301,884    $  3,524,186    $  2,213,363
                                                        ============================================================

                                                        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                        -------------------------------------------
                                                                    INDEX 500 SUBACCOUNT
                                                        -------------------------------------------
                                                                   YEAR ENDED DECEMBER 31
                                                            2004                           2003
                                                        -------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $    (18,236)                  $     (2,295)
  Net realized gain (loss) on investments                   (111,519)                      (468,912)
  Change in unrealized appreciation/depreciation of
    investments                                              833,565                      1,716,474
                                                        -------------------------------------------
Net increase (decrease) in net assets from operations        703,810                      1,245,267

Contract transactions:
  Transfers of net premiums                                1,205,829                        750,578
  Transfers of surrenders and death benefits                (345,704)                      (246,038)
  Transfers of administrative and other charges              (13,381)                       (11,976)
  Transfers between subaccounts, including
    Declared Interest Option account                         835,476                        467,328
                                                        -------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                             1,682,220                        959,892
                                                        -------------------------------------------
Total increase in net assets                               2,386,030                      2,205,159

Net assets at beginning of year                            6,534,298                      4,329,138
                                                        -------------------------------------------
Net assets at end of year                               $  8,920,328                   $  6,534,298
                                                        ===========================================

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

                                                               FIDELITY
                                                           VARIABLE INSURANCE
                                                             PRODUCTS FUNDS
                                                        -----------------------
                                                           MID-CAP SUBACCOUNT
                                                        -----------------------
                                                           PERIOD FROM MAY 1,
                                                        2004 (DATE OPERATIONS
                                                          COMMENCED) THROUGH
                                                           DECEMBER 31, 2004
                                                        -----------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $                (3,454)
  Net realized gain (loss) on investments                                13,549
  Change in unrealized appreciation/depreciation of
    investments                                                         100,615
                                                        -----------------------
Net increase (decrease) in net assets from operations                   110,710

Contract transactions:
  Transfers of net premiums                                             351,911
  Transfers of surrenders and death benefits                             (3,412)
  Transfers of administrative and other charges                             (20)
  Transfers between subaccounts, including
    Declared Interest Option account                                    438,950
                                                        -----------------------
Net increase (decrease) in net assets from contract
  transactions                                                          787,429
                                                        -----------------------
Total increase in net assets                                            898,139

Net assets at beginning of year                                               -
                                                        -----------------------
Net assets at end of year                               $               898,139
                                                        =======================

SEE ACCOMPANYING NOTES.

                                                                  FIDELITY
                                                             VARIABLE INSURANCE
                                                               PRODUCTS FUNDS
                                                        ----------------------------
                                                             OVERSEAS SUBACCOUNT
                                                        ----------------------------
                                                           YEAR ENDED DECEMBER 31
                                                            2004            2003
                                                        ----------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $     (4,999)   $     (6,438)
  Net realized gain (loss) on investments                    (75,689)        (81,626)
  Change in unrealized appreciation/depreciation of
    investments                                              331,377         472,952
                                                        ----------------------------
Net increase (decrease) in net assets from operations        250,689         384,888

Contract transactions:
  Transfers of net premiums                                  488,096         204,616
  Transfers of surrenders and death benefits                (110,542)        (48,810)
  Transfers of administrative and other charges               (3,733)         (3,041)
  Transfers between subaccounts, including
    Declared Interest Option account                         410,851          54,469
                                                        ----------------------------
Net increase (decrease) in net assets from contract
  transactions                                               784,672         207,234
                                                        ----------------------------
Total increase in net assets                               1,035,361         592,122

Net assets at beginning of year                            1,400,825         808,703
                                                        ----------------------------
Net assets at end of year                               $  2,436,186    $  1,400,825
                                                        ============================

                                                                     T. ROWE PRICE EQUITY SERIES, INC.
                                                        ------------------------------------------------------------
                                                          EQUITY INCOME SUBACCOUNT       MID-CAP GROWTH SUBACCOUNT
                                                        ------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                            2004            2003            2004            2003
                                                        ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $     20,582    $     15,799    $   (127,980)   $    (76,217)
  Net realized gain (loss) on investments                    214,954        (185,688)         99,432        (361,170)
  Change in unrealized appreciation/depreciation of
    investments                                              826,663       1,291,118       1,505,930       2,187,154
                                                        ------------------------------------------------------------
Net increase (decrease) in net assets from operations      1,062,199       1,121,229       1,477,382       1,749,767

Contract transactions:
  Transfers of net premiums                                1,507,125         964,430       1,523,465       1,064,502
  Transfers of surrenders and death benefits                (361,283)       (202,308)       (402,927)       (180,589)
  Transfers of administrative and other charges              (13,235)        (11,381)        (16,102)        (13,591)
  Transfers between subaccounts, including
    Declared Interest Option account                       1,173,536         166,739         862,634         469,451
                                                        ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                             2,306,143         917,480       1,967,070       1,339,773
                                                        ------------------------------------------------------------
Total increase in net assets                               3,368,342       2,038,709       3,444,452       3,089,540

Net assets at beginning of year                            6,200,181       4,161,472       7,375,389       4,285,849
                                                        ------------------------------------------------------------
Net assets at end of year                               $  9,568,523    $  6,200,181    $ 10,819,841    $  7,375,389
                                                        ============================================================

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

                                                               T. ROWE PRICE
                                                             EQUITY SERIES, INC.
                                                        ----------------------------
                                                         PERSONAL STRATEGY BALANCED
                                                                 SUBACCOUNT
                                                        ----------------------------
                                                           YEAR ENDED DECEMBER 31
                                                            2004            2003
                                                        ----------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $     41,927    $     30,938
  Net realized gain (loss) on investments                     37,746         (38,122)
  Change in unrealized appreciation/depreciation of
    investments                                              572,508         757,300
                                                        ----------------------------
Net increase (decrease) in net assets from operations        652,181         750,116

Contract transactions:
  Transfers of net premiums                                1,115,024         557,246
  Transfers of surrenders and death benefits                (263,965)       (204,531)
  Transfers of administrative and other charges               (9,104)         (7,772)
  Transfers between subaccounts, including
    Declared Interest Option account                         941,669         483,356
                                                        ----------------------------
Net increase (decrease) in net assets from contract
  transactions                                             1,783,624         828,299
                                                        ----------------------------
Total increase in net assets                               2,435,805       1,578,415

Net assets at beginning of year                            4,410,595       2,832,180
                                                        ----------------------------
Net assets at end of year                               $  6,846,400    $  4,410,595
                                                        ============================

SEE ACCOMPANYING NOTES.

                                                                 T. ROWE PRICE FIXED INCOME SERIES, INC.
                                                        ------------------------------------------------------------
                                                        LIMITED-TERM BOND SUBACCOUNT      PRIME RESERVE SUBACCOUNT
                                                        ------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                            2004            2003            2004            2003
                                                        ------------------------------------------------------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $     42,117    $     44,328    $     (6,718)   $     (9,513)
  Net realized gain (loss) on investments                     (2,634)         13,769               -               -
  Change in unrealized appreciation/depreciation of
    investments                                              (47,903)         (5,434)              -               -
                                                        ------------------------------------------------------------
Net increase (decrease) in net assets from operations         (8,420)         52,663          (6,718)         (9,513)

Contract transactions:
  Transfers of net premiums                                  553,438         238,520       6,389,578       3,085,753
  Transfers of surrenders and death benefits                (128,385)       (112,615)        (70,857)       (137,753)
  Transfers of administrative and other charges               (3,942)         (4,207)         (1,957)         (2,135)
  Transfers between subaccounts, including
    Declared Interest Option account                         225,578        (148,514)     (6,085,653)     (2,859,185)
                                                        ------------------------------------------------------------
Net increase (decrease) in net assets from contract
  transactions                                               646,689         (26,816)        231,111          86,680
                                                        ------------------------------------------------------------
Total increase in net assets                                 638,269          25,847         224,393          77,167

Net assets at beginning of year                            1,882,690       1,856,842       1,243,969       1,166,802
                                                        ------------------------------------------------------------
Net assets at end of year                               $  2,520,959    $  1,882,690    $  1,468,362    $  1,243,969
                                                        ============================================================

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Southern Farm Bureau Life Variable Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Southern Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Department of the State of Mississippi. The Account is a funding vehicle for individual flexible premium variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in eleven investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

   SUBACCOUNT                                      INVESTS EXCLUSIVELY IN SHARES OF
   -----------------------------------------------------------------------------------------------
                                                   Fidelity Variable Insurance Products Funds:
   Contrafund                                         Contrafund(R) Portfolio - Initial Class
   Growth                                             Growth Portfolio - Initial Class
   High Income                                        High Income Portfolio - Initial Class
   Index 500                                          Index 500 Portfolio - Initial Class
   Mid-Cap (1)                                        Mid Cap Portfolio - Initial Class
   Overseas                                           Overseas Portfolio - Initial Class

                                                   T. Rowe Price Equity Series, Inc.:
   Equity Income                                      Equity Income Portfolio
   Mid-Cap Growth                                     Mid-Cap Growth Portfolio
   Personal Strategy Balanced                         Personal Strategy Balanced Portfolio

                                                   T. Rowe Price Fixed Income Series, Inc.:
   Limited-Term Bond                                  Limited-Term Bond Portfolio
   Prime Reserve                                      Prime Reserve Portfolio

   (1) Commenced operations on May 1, 2004.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Eligible contract owners may also allocate funds to the Declared Interest Option
(DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

CONTRACTS IN ANNUITIZATION PERIOD

On the Retirement date of the contract, the annuitant may elect to receive a single sum payment or a fixed payment option as described in the prospectus. Upon the election of a fixed payment option, the accumulated value will be transferred to the Company's general account where respective payments will be made.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

2. EXPENSE CHARGES

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGES: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first seven contract years. The amount charged is 7% of the amount surrendered during the first contract year and declines by 1% in each of the next six contract years. During the second through the seventh contract years, up to 10% of the accumulated value as of the most recent prior contract anniversary may be withdrawn without incurring a surrender charge. After seven full contract years, no surrender charge is deducted.

TRANSFER CHARGE: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the period ended December 31, 2004:

                                                                    PROCEEDS
                                                    COST OF           FROM
SUBACCOUNT                                         PURCHASES         SALES
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds:
  Contrafund                                      $ 1,469,769    $     198,428
  Growth                                            3,094,322        1,265,480
  High Income                                       2,014,167          790,590
  Index 500                                         2,094,947          430,963
  Mid-Cap                                             905,611          121,636
  Overseas                                          1,480,912          701,239

T. Rowe Price Equity Series, Inc.:
  Equity Income                                     2,929,208          407,283
  Mid-Cap Growth                                    2,286,885          447,795
  Personal Strategy Balanced                        2,121,766          269,758

T. Rowe Price Fixed Income Series, Inc.:
  Limited-Term Bond                                 1,491,924          803,118
  Prime Reserve                                     5,513,595        5,289,202

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

5. CHANGES FROM UNITS OUTSTANDING

Transactions in units of each subaccount were as follows for the periods ended December 31, 2004 and 2003:

                                                          PERIOD ENDED DECEMBER 31
                                                 2004                                   2003
                                 ------------------------------------   ------------------------------------
                                                             NET                                    NET
                                                           INCREASE                               INCREASE
SUBACCOUNT                       PURCHASED   REDEEMED     (DECREASE)    PURCHASED   REDEEMED     (DECREASE)
---------------------------------------------------------------------   ------------------------------------
Fidelity Variable Insurance
 Products Funds:
  Contrafund                       153,964      12,979        140,985      84,053      28,495         55,558
  Growth                           487,616     189,256        298,360     611,198     455,214        155,984
  High Income                      210,413      87,720        122,693     148,026      10,999        137,027
  Index 500                        247,395      41,085        206,310     246,284     114,207        132,077
  Mid-Cap                           79,497       9,905         69,592           -           -              -
  Overseas                         205,071      93,929        111,142      50,084      13,084         37,000

T. Rowe Price Equity Series,
 Inc.:
  Equity Income                    182,734      20,868        161,866     206,393     130,648         75,745
  Mid-Cap Growth                   198,214      28,003        170,211     327,353     190,338        137,015
  Personal Strategy Balanced       169,056      16,313        152,743     103,534      22,553         80,981

T. Rowe Price Fixed Income
 Series, Inc.:
  Limited-Term Bond                115,841      63,183         52,658      31,425      33,616         (2,191)
  Prime Reserve                    519,369     497,538         21,831     676,074     668,038          8,036

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2004, 2003, 2002 and 2001, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

6. UNIT VALUES (CONTINUED)

                                                      AS OF DECEMBER 31
                                          ---------------------------------------   INVESTMENT
                                                           UNIT                       INCOME      EXPENSE       TOTAL
SUBACCOUNT                                    UNITS        VALUE      NET ASSETS     RATIO (1)   RATIO (2)    RETURN (3)
------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Funds:
  Contrafund:
    2004                                       635,595   $   10.38   $  6,595,910         0.29%       1.40%        13.94%
    2003                                       494,610        9.11      4,506,838         0.43        1.40         26.70
    2002                                       439,052        7.19      3,157,391         0.75        1.40        (10.57)
    2001                                       376,113        8.04      3,025,553         0.67        1.40        (13.55)
  Growth:
    2004                                     1,293,574        6.46      8,350,720         0.22        1.40          2.05
    2003                                       995,214        6.33      6,301,884         0.26        1.40         31.06
    2002                                       839,230        4.83      4,055,858         0.23        1.40        (31.10)
    2001                                       720,563        7.01      5,053,119         0.06        1.40        (18.87)
  High Income:
    2004                                       381,987        9.23      3,524,186         6.29        1.40          8.08
    2003                                       259,294        8.54      2,213,363         6.00        1.40         25.59
    2002                                       122,267        6.80        831,467        11.88        1.40          1.95
    2001                                       137,790        6.67        918,509        11.47        1.40        (12.92)
  Index 500:
    2004                                     1,026,917        8.69      8,920,328         1.15        1.40          9.17
    2003                                       820,607        7.96      6,534,298         1.34        1.40         26.55
    2002                                       688,530        6.29      4,329,138         1.18        1.40        (23.29)
    2001                                       570,627        8.20      4,679,716         0.89        1.40        (13.32)
  Mid-Cap:
    2004 (4)                                    69,592       12.91        898,139            -        1.40         29.10
  Overseas:
    2004                                       312,559        7.79      2,436,186         1.14        1.40         12.09
    2003                                       201,417        6.95      1,400,825         0.75        1.40         41.26
    2002                                       164,417        4.92        808,703         0.77        1.40        (21.41)
    2001                                       158,358        6.26        990,835         4.52        1.40        (22.24)
T. Rowe Price Equity Series, Inc.
  Equity Income:
    2004                                       609,447       15.70      9,568,523         1.66        1.40         13.36
    2003                                       447,581       13.85      6,200,181         1.72        1.40         23.77
    2002                                       371,836       11.19      4,161,472         1.70        1.40        (14.32)
    2001                                       272,293       13.06      3,556,922         1.53        1.40         30.60

                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT

6. UNIT VALUES (CONTINUED)

                                                      AS OF DECEMBER 31
                                          ---------------------------------------   INVESTMENT
                                                           UNIT                       INCOME      EXPENSE       TOTAL
SUBACCOUNT                                    UNITS        VALUE      NET ASSETS     RATIO (1)   RATIO (2)    RETURN (3)
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
 (continued):
  Mid-Cap Growth:
    2004                                       832,793       12.99     10,819,841            -        1.40         16.71
    2003                                       662,582       11.13      7,375,389            -        1.40         36.56
    2002                                       525,567        8.15      4,285,849            -        1.40        (22.38)
    2001                                       421,215       10.50      4,423,116            -        1.40         (2.33)
  Personal Strategy Balanced:
    2004                                       539,109       12.70      6,846,400         2.14        1.40         11.21
    2003                                       386,366       11.42      4,410,595         2.28        1.40         23.19
    2002                                       305,385        9.27      2,832,180         2.67        1.40         (9.12)
    2001                                       228,656       10.20      2,332,318         3.03        1.40         (3.77)
  Limited-Term Bond:
    2004                                       206,175       12.23      2,520,959         3.27        1.40         (0.24)
    2003                                       153,517       12.26      1,882,690         3.80        1.40          2.77
    2002                                       155,708       11.93      1,856,842         4.86        1.40          4.01
    2001                                       102,741       11.47      1,178,482         5.50        1.40          7.00
  Prime Reserve:
    2004                                       138,935       10.57      1,468,362         0.95        1.40         (0.47)
    2003                                       117,104       10.62      1,243,969         0.69        1.40         (0.75)
    2002                                       109,068       10.70      1,166,802         1.46        1.40          0.09
    2001                                       102,075       10.69      1,091,163         3.83        1.40          2.59

  (1) These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

  (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  (3) These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

  (4) Subaccount commenced operations on May 1, 2004.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors
Southern Farm Bureau Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and stockholders' equity of Southern Farm Bureau Life Insurance Company as of December 31, 2004 and 2003, and the related statutory statements of earnings, changes in stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Mississippi, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Southern Farm Bureau Life Insurance Company as of December 31, 2004 and 2003, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2004.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and stockholders' equity of Southern Farm Bureau Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, on the basis of accounting described in note 1.

As described more fully in note 1 to the financial statements, the Company changed its method of accounting for its investments in joint ventures, partnerships, and limited liability companies, as of January 1, 2002.

As described in note 1 to the financial statements, the Company received permission from the Insurance Department of the State of Mississippi to record the value of certain restricted stock at cost at December 31, 2001. Under prescribed statutory practices, the restricted stock would be carried at fair value. That permitted practice decreased statutory surplus by $67,431,789 as of December 31, 2001, as compared to what it would have been had prescribed accounting practice been followed. In 2002, the Company had a nonmonetary exchange of this restricted stock for unrestricted stock and realized a gain of $43,897,431.

Our audits were made for the purpose of forming an opinion on the basic statutory financial statements taken as a whole. The supplementary information included in Schedules 1 - 6 is presented for purposes of additional analysis and is not a required part of the basic 2004 statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the financial statements taken as a whole.

                                       /s/ KPMG LLP

Jackson, Mississippi
April 29, 2005

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                    Statutory Statements of Admitted Assets,
                      Liabilities and Stockholders' Equity

                           December 31, 2004 and 2003

                           ADMITTED ASSETS                                   2004              2003
                                                                        ---------------   ---------------
Investments:
   Bonds, at amortized cost (approximate fair value of
      $6,099,700,932 in 2004 and $5,545,853,411 in 2003)                $ 5,816,859,978     5,301,350,840
   Stocks:
      Preferred stocks, at cost (approximate fair value of
          $66,712,050 in 2004 and $81,482,031 in 2003)                       61,681,482        75,358,853
      Common stocks, at fair value (cost of $453,760,640 in 2004
           and $445,722,631 in 2003)                                        647,202,387       573,085,412
                                                                        ---------------   ---------------
                Total stocks                                                708,883,869       648,444,265
                                                                        ---------------   ---------------
   Mortgage and other loans                                               1,139,422,215     1,108,996,820

   Real estate:
      Home office property, at cost, less accumulated
          depreciation of $18,318,094 in 2004 and $17,752,600 in 2003        14,940,078        15,293,572
      Real estate held for investment, at cost, less accumulated
          depreciation of $317,297 in 2004 and $336,782 in 2003                 887,566           949,082
                                                                        ---------------   ---------------
                Total real estate                                            15,827,644        16,242,654
                                                                        ---------------   ---------------
   Investment in subsidiaries                                                 6,028,581         5,805,484
   Partnership interests, at approximate equity in net assets               316,010,898       311,563,955
   Cash and short-term investments, at cost which approximates
      fair value                                                            120,052,168       125,471,472
   Policy loans                                                             344,445,261       339,255,427
   Receivable for securities                                                  3,297,792        10,831,417
                                                                        ---------------   ---------------
                Total investments                                         8,470,828,406     7,867,962,334
                                                                        ---------------   ---------------
Deferred income taxes                                                        26,963,657        30,498,490
Premiums deferred and uncollected                                           118,377,503       106,776,900
Accrued investment income                                                    86,496,017        86,012,736
Other receivables and other assets                                            6,258,933         6,740,798
Separate account assets                                                      62,679,454        42,256,855
                                                                        ---------------   ---------------
                                                                        $ 8,771,603,970     8,140,248,113
                                                                        ===============   ===============

                                                                     (Continued)

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                    Statutory Statements of Admitted Assets,
                      Liabilities and Stockholders' Equity

                           December 31, 2004 and 2003



                 LIABILITIES AND STOCKHOLDERS' EQUITY                        2004              2003
                                                                        ---------------   ---------------
Aggregate reserves for all policies:
   Life and annuity policies and contracts                              $ 6,395,752,133     6,058,302,197
   Accident and health contracts                                             42,781,772        39,036,900
   Supplementary contracts                                                   24,965,347        24,327,688
                                                                        ---------------   ---------------
               Total policy reserves                                      6,463,499,252     6,121,666,785
                                                                        ---------------   ---------------
Policy and contract claims                                                   25,678,558        26,450,382

Policyholders' funds:
   Premiums received in advance                                               1,330,137         2,150,762
   Funds on deposit                                                           2,571,501         5,088,715
   Accrued policy dividends                                                  56,114,251        54,957,769
   Dividends left on deposit                                                304,803,622       303,939,501
                                                                        ---------------   ---------------
               Total policyholders' funds                                   364,819,511       366,136,747
                                                                        ---------------   ---------------
Pension plan administration funds                                           377,528,161       346,874,405

General liabilities:
   Securities sold under repurchase agreements                               55,785,750                --
   Taxes, other than federal income taxes                                     6,056,960         5,682,204
   Federal income taxes                                                       4,602,879         7,285,921
   Due to subsidiaries and other affiliates                                  11,962,152         4,306,994
   Commissions                                                                4,934,707         5,541,969
   Notes payable                                                             47,253,051        44,838,386
   Accounts payable and other liabilities                                    47,178,438        47,136,430
                                                                        ---------------   ---------------
               Total general liabilities                                    177,773,937       114,791,904
                                                                        ---------------   ---------------
Asset valuation reserve                                                     183,243,307       152,905,063
Separate account liabilities                                                 62,679,454        42,256,855
                                                                        ---------------   ---------------
               Total liabilities                                          7,655,222,180     7,171,082,141
                                                                        ---------------   ---------------
Stockholders' equity:
   Common stock of $100 par value. Authorized 20,000 shares;
      issued and outstanding 15,000 shares                                    1,500,000         1,500,000
   Additional paid-in capital                                                   400,000           400,000
   Unassigned surplus                                                     1,114,481,790       967,265,972
                                                                        ---------------   ---------------
               Total stockholders' equity                                 1,116,381,790       969,165,972
                                                                        ---------------   ---------------
                                                                        $ 8,771,603,970     8,140,248,113
                                                                        ===============   ===============


See accompanying notes to statutory financial statements.

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                        Statutory Statements of Earnings

                  Years ended December 31, 2004, 2003 and 2002

                                                                          2004               2003               2002
                                                                    ---------------    ---------------    ---------------
Income:
   Premiums and other considerations:
      Life premiums                                                 $   451,495,415        415,961,320        397,292,358
      Annuity premiums and other fund deposits                          268,838,271        524,626,403        382,647,521
      Accident and health premiums                                       27,428,750         21,938,596         22,628,774
      Supplementary contracts and dividend accumulations                 10,983,915          9,704,526         11,381,532
   Reserve adjustments on reinsurance ceded                               6,505,575          3,429,805          7,297,917
   Investment income, net of expenses of $12,594,525 in 2004,
      $16,256,173 in 2003, and $19,323,443 in 2002                      468,086,761        482,768,240        432,441,692
   Other                                                                    500,175            569,399            689,763
                                                                    ---------------    ---------------    ---------------
               Total income                                           1,233,838,862      1,458,998,289      1,254,379,557
                                                                    ---------------    ---------------    ---------------
Benefits and reserve changes:
   Death benefits                                                       125,078,458        119,142,914        106,686,190
   Accident and health benefits                                           6,368,187         10,903,687          9,361,347
   Surrender and other life insurance benefits                          257,945,062        209,138,111        211,482,405
   Annuity benefits                                                      41,353,147         34,721,557         32,106,846
   Net increase in aggregate reserves, certain funds on deposit,
      and loading on deferred and uncollected premiums                  352,697,822        625,163,481        472,242,521
   Interest on policy and contract funds                                 26,657,329         27,382,824         17,745,508
   Payments on dividend accumulations and supplementary
      contracts                                                          22,094,855         21,826,111         22,419,303
                                                                    ---------------    ---------------    ---------------
               Total benefits and reserve changes                       832,194,860      1,048,278,685        872,044,120
                                                                    ---------------    ---------------    ---------------
Other operating expenses:
   Commissions                                                           62,022,062         72,549,136         54,588,369
   General insurance expenses                                           110,598,574        103,728,223         94,327,742
   Taxes, licenses and fees                                              16,040,353         14,178,570         12,780,938
                                                                    ---------------    ---------------    ---------------
               Total other operating expenses                           188,660,989        190,455,929        161,697,049
                                                                    ---------------    ---------------    ---------------
               Earnings before policyholders' dividends, federal
                  income taxes and realized investment
                  gains (losses)                                        212,983,013        220,263,675        220,638,388

Policyholders' dividends                                                 54,725,648         53,443,420         52,332,545
                                                                    ---------------    ---------------    ---------------
               Earnings before federal income taxes and
                  realized investment gains (losses)                    158,257,365        166,820,255        168,305,843

Federal income taxes                                                     30,885,151         56,054,185         50,901,065
                                                                    ---------------    ---------------    ---------------
               Earnings before realized investment gains (losses)       127,372,214        110,766,070        117,404,778

Realized investment gains (losses), net                                  52,086,712         (5,808,313)       (54,280,950)
   Adjusted for:
      Federal income taxes                                              (36,990,245)         4,089,198         36,364,987
      Transfer (to) from interest maintenance reserve                    (6,160,580)         5,436,296         (2,791,295)
                                                                    ---------------    ---------------    ---------------
               Realized investment gains (losses), net                    8,935,887          3,717,181        (20,707,258)
                                                                    ---------------    ---------------    ---------------
               Net earnings                                         $   136,308,101        114,483,251         96,697,520
                                                                    ===============    ===============    ===============

See accompanying notes to statutory financial statements.

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

             Statutory Statements of Changes in Stockholders' Equity

                  Years ended December 31, 2004, 2003 and 2002

                                                                               ADDITIONAL
                                                                COMMON           PAID-IN        UNASSIGNED
                                                                STOCK            CAPITAL         SURPLUS
                                                            --------------   --------------   --------------
Balance, December 31, 2001                                  $    1,500,000          400,000      725,342,088
     Net earnings                                                       --               --       96,697,520
     Unrealized investment losses, net                                  --               --      (52,732,976)
     Change in equity of subsidiaries                                   --               --          180,664
     Decrease in asset valuation reserve                                --               --       32,542,739
     Decrease in nonadmitted assets                                     --               --       14,304,358
     Cumulative effect of change in accounting principles               --               --       (7,473,588)
     Overaccrual of prior year federal income taxes                     --               --        5,829,256
     Change in net deferred income taxes                                --               --      (14,378,496)
     Cash dividends to stockholders                                     --               --         (132,500)
                                                            --------------   --------------   --------------
Balance, December 31, 2002                                       1,500,000          400,000      800,179,065
     Net earnings                                                       --               --      114,483,251
     Unrealized investment gains, net                                   --               --       89,539,089
     Change in equity of subsidiaries                                   --               --          181,014
     Increase in asset valuation reserve                                --               --      (47,133,444)
     Increase in nonadmitted assets                                     --               --       (5,375,658)
     Change in net deferred income taxes                                --               --       15,524,055
     Cash dividends to stockholders                                     --               --         (131,400)
                                                            --------------   --------------   --------------
Balance, December 31, 2003                                       1,500,000          400,000      967,265,972
     Net earnings                                                       --               --      136,308,101
     Unrealized investment gains, net                                   --               --       12,859,579
     Change in equity of subsidiaries                                   --               --          223,097
     Increase in asset valuation reserve                                --               --      (30,338,244)
     Decrease in nonadmitted assets                                     --               --       16,153,869
     Change in net deferred income taxes                                --               --       12,135,716
     Cash dividends to stockholders                                     --               --         (126,300)
                                                            --------------   --------------   --------------
Balance, December 31, 2004                                  $    1,500,000          400,000    1,114,481,790
                                                            ==============   ==============   ==============

See accompanying notes to statutory financial statements.

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                       Statutory Statements of Cash Flows

                  Years ended December 31, 2004, 2003 and 2002

                                                                        2004                2003               2002
                                                                   ---------------    ---------------    ---------------
Cash from operations:
   Premiums, annuity considerations, and other fund deposits       $   728,045,491        947,302,890        785,481,519
   Other premiums, considerations and deposits collected                10,983,915          9,704,526         11,381,532
   Reinsurance reserve adjustments received on reinsurance ceded        17,258,522         11,833,308         15,699,967
   Investment income received                                          455,533,898        456,833,715        410,872,045
   Other income received                                                   500,175            569,399            689,763
                                                                   ---------------    ---------------    ---------------
                                                                     1,212,322,001      1,426,243,838      1,224,124,826
                                                                   ---------------    ---------------    ---------------
   Life and accident and health claims paid                           (133,013,709)      (127,188,096)      (117,535,665)
   Surrender benefits paid                                            (257,158,641)      (208,065,252)      (210,353,144)
   Annuity and other benefits paid to policyholders                    (77,808,217)       (69,316,367)       (65,632,839)
                                                                   ---------------    ---------------    ---------------
                                                                      (467,980,567)      (404,569,715)      (393,521,648)
                                                                   ---------------    ---------------    ---------------
   Commissions, taxes and other expenses paid                         (195,094,837)      (189,567,436)      (167,052,448)
   Dividends paid to policyholders                                     (34,880,715)       (33,329,481)       (36,222,378)
   Federal income taxes paid                                           (33,702,413)       (64,818,059)       (33,550,996)
                                                                   ---------------    ---------------    ---------------
                                                                      (263,677,965)      (287,714,976)      (236,825,822)
                                                                   ---------------    ---------------    ---------------
               Net cash from operations                                480,663,469        733,959,147        593,777,356
                                                                   ---------------    ---------------    ---------------
Cash from investments:
   Proceeds from investments sold, matured or repaid:
      Bonds                                                          1,236,352,869      2,455,791,946      1,648,079,934
      Common and preferred stocks                                      236,521,363        136,145,955        167,717,791
      Mortgage loans                                                   101,970,037        115,994,684        118,867,699
      Real estate                                                          100,000         54,871,868             25,000
      Other invested assets                                             36,997,843         22,978,760         60,901,678
      Federal income taxes (paid) recovered on net capital
        gains (losses)                                                 (36,990,245)        41,369,308                 --
                                                                   ---------------    ---------------    ---------------
               Total investment proceeds                             1,574,951,867      2,827,152,521      1,995,592,102
                                                                   ---------------    ---------------    ---------------
   Cost of investments acquired:
      Bonds                                                         (1,742,924,227)    (3,079,371,601)    (2,094,884,732)
      Common and preferred stocks                                     (166,215,685)      (267,450,047)      (172,869,488)
      Mortgage loans                                                  (132,299,593)      (144,735,928)      (175,756,594)
      Real estate                                                         (212,000)          (981,743)        (1,993,434)
      Other invested assets                                            (73,426,680)       (82,927,331)       (92,888,825)
                                                                   ---------------    ---------------    ---------------
               Total investments acquired                           (2,115,078,185)    (3,575,466,650)    (2,538,393,073)
                                                                   ---------------    ---------------    ---------------
   Net increase in policy loans                                         (5,189,834)        (1,807,714)        (3,859,463)
                                                                   ---------------    ---------------    ---------------
               Net cash from investments                              (545,316,152)      (750,121,843)      (546,660,434)
                                                                   ---------------    ---------------    ---------------
Cash from financing and miscellaneous sources:
   Advances on notes payable                                           148,178,326        476,516,906        368,384,900
   Payments on notes payable                                           (89,977,911)      (470,487,437)      (368,134,580)
   Other cash provided                                                   9,256,080         21,749,328          7,143,348
   Dividends paid to stockholders                                         (126,300)          (131,400)          (132,500)
   Other cash applied                                                   (8,096,816)        (6,939,535)       (31,472,660)
                                                                   ---------------    ---------------    ---------------
               Net cash from financing and miscellaneous sources        59,233,379         20,707,862        (24,211,492)
                                                                   ---------------    ---------------    ---------------
Net increase (decrease) in cash and short-term investments              (5,419,304)         4,545,166         22,905,430

Cash and short-term investments:
   Beginning of year                                                   125,471,472        120,926,306         98,020,876
                                                                   ---------------    ---------------    ---------------
   End of year                                                     $   120,052,168        125,471,472        120,926,306
                                                                   ===============    ===============    ===============

See accompanying notes to statutory financial statements.

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

(1) CORPORATE STRUCTURE, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  CORPORATE STRUCTURE

          Southern Farm Bureau Life Insurance Company (the Company) operates under the control of the Farm Bureaus in the states of Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Texas, and Virginia. Because the Company operates solely within 10 Southeastern states, the Company is subject to regulatory and market risks within that geographic area.

          The following are the Company's direct subsidiaries:

                                                                     PERCENTAGE OWNED AS
                                                                     OF DECEMBER 31, 2004
                                                                     --------------------
          Southern Capital Life Insurance Company (Southern Capital)         100%
          Southern Farm Bureau Fund Distributor, Inc.                        100%

     (b)  NATURE OF BUSINESS

          The Company is primarily engaged in the business of providing a portfolio of the usual forms of ordinary life insurance on a participating basis, term, universal, and group life insurance, annuities, and accident and health coverages.

     (c)  BASIS OF PRESENTATION

          The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners
          (NAIC) and the Mississippi Department of Insurance, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no significant permitted accounting practices which vary from prescribed accounting practices, except as disclosed in note 1(q).

          As of January 1, 2002, the Company reported a change in accounting principles, as an adjustment that decreased unassigned surplus by $7,473,588. This reduction in unassigned surplus is related to an adjustment in the recorded value of certain joint ventures, partnerships, and limited liability companies.

     (d) DIFFERENCES BETWEEN STATUTORY ACCOUNTING PRINCIPLES AND ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA

          Statements of Statutory Accounting Principles (SSAP) differ from GAAP in several respects, which cause differences in reported assets, liabilities, stockholders' equity (statutory capital and surplus), net income and cash flows. The principal SSAP which differ from GAAP include:

          - Investments in wholly owned subsidiaries are accounted for using the modified equity method (equity in earnings or losses computed on a statutory basis is included in unassigned surplus rather than earnings) and are treated as unconsolidated investments rather than being consolidated in accordance with Statement of Financial Accounting Standards No. 94, CONSOLIDATION OF ALL MAJORITY-OWNED SUBSIDIARIES.

          - Eligible bonds are carried at amortized cost and eligible preferred stocks are carried at cost. Other bonds and preferred stocks are carried in accordance with valuations established by the National Association of Insurance Commissioners, generally at fair value.

          - Certain assets, designated as nonadmitted assets, have been deducted from unassigned surplus.

          - Aggregate reserves for life, annuities and accident and health are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Morbidity assumptions are based on the Company's experience. Under GAAP, the reserves are based on either (i) the present value of future benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired or
               (ii) the account value for certain contracts without significant life contingencies.

          - The interest maintenance reserve (IMR) represents the deferral of interest-related realized gains and losses, net of tax, on primarily fixed maturity investments which are amortized into income over the remaining life of the investment sold. No such reserve is required under GAAP.

          - Deferred income taxes are recognized for both SSAP and GAAP; however, the amount permitted to be recognized is generally more restrictive under SSAP.

          - The asset valuation reserve (AVR) represents a contingency reserve for credit-related risk on most invested assets of the Company, and is charged to statutory surplus. No such reserve is required under GAAP.

          - Policy acquisition costs are expensed as incurred, while under GAAP these costs are deferred and recognized over either (1) the expected premium paying period or (2) the estimated life of the contract.

          - Reserves are reported net of ceded reinsurance; under GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an off-setting reinsurance receivable.

          - The Statements of Earnings are different in certain respects, with life and annuity premiums being recognized as revenue when the policies and contracts are issued. Accident and health premiums are earned on a pro rata basis over the term of the policies. Under GAAP, premiums on life insurance policies are recognized when due; premiums on annuity contracts are not recognized as revenue but as deposits, including those held in Separate Accounts.

          - Revenues for universal life policies and investment products consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under

               GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits represent the excess of benefits paid over the policy account values and interest credited to the account values.

          - The Statements of Cash Flows differ in certain respects from the presentation required by Statement of Financial Accounting Standards No. 95, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities, at the time of acquisition, of one year or less. For statutory purposes, there is no reconciliation between net income and cash from operations.

          - The provision for participating policyholders' dividends is determined by the Board of Directors rather than being recorded ratably over the premium-paying period in accordance with dividend scales contemplated at the time the policies were issued.

          - Pension expense and the related financial statement disclosures are not determined in accordance with Statement of Financial Accounting Standards No. 87, EMPLOYERS' ACCOUNTING FOR PENSIONS.

          - Postretirement benefits expense and the related financial statement disclosures are not determined in accordance with Statement of Financial Accounting Standards No. 106, EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS.

          - The statutory basis financial statements do not include reporting and display of comprehensive income and its components as specified under accounting principles generally accepted in the United States of America.

          The aggregate effect on the accompanying statutory financial statements of the variations from accounting principles generally accepted in the United States of America has not been determined, but is presumed to be material.

          The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities (including disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (e)  RECOGNITION OF REVENUE AND RELATED EXPENSES

          Life premiums are recognized as income over the premium paying period of the related policies. For accident and health contracts, premiums are earned on a pro rata basis over the applicable policy period. Premiums and fund deposits for universal life, single premium immediate annuity and single premium deferred annuity contracts are reported as revenue when collected. Benefits and other fund withdrawals are expensed as incurred. Policy acquisition and maintenance expenses are charged to operations as incurred.

     (f)  FINANCIAL INSTRUMENTS

          Investments in bonds are generally stated at amortized cost except for bonds where the NAIC rating has fallen to 6 and the NAIC fair value has fallen below amortized cost, in which case they are carried at NAIC fair value. Interest revenue is recognized when earned. When management believes it is no longer probable that the Company will collect all amounts due according to the contractual terms of the bond, the bond is written down from its cost basis to its fair value and a loss is recognized in the Statutory Statements of Earnings. Subsequent recoveries in fair value are not recognized until the bond is sold. As of December 31, 2004 and 2003, there were $325,413 and $995,711, respectively, of nonadmitted amounts related to bond holdings.

          Amortization of mortgage and asset-backed bonds is based on anticipated prepayments at the date of purchase, with significant changes in estimated cash flows from original purchase assumptions recognized using the retrospective method. Prepayment assumptions for mortgage and asset-backed bonds are obtained from broker-dealer surveys or internal estimates. Amortization is accounted for using a method that approximates the interest method.

          Common stock of unaffiliated companies is carried at fair value. Investments in common stocks of wholly owned subsidiaries, (see note 1(a)), are valued at the statutory equity of the subsidiaries as described in the Purposes and Procedures Manual of the Securities Valuation Office of the NAIC. Dividends from subsidiaries are recorded as income when paid. No dividends were received from the Company's subsidiaries during 2004, 2003 or 2002. The Company's management periodically monitors and evaluates the differences between the cost and fair value of investments. If after monitoring and analysis, management believes that the decline in fair value is other than temporary, the cost of the investment is adjusted and a realized loss is recognized in the Statutory Statements of Earnings.

          Preferred stocks are carried at cost, except where the NAIC rating is 4 or below and the NAIC fair value has fallen below amortized cost, in which case it is carried at NAIC fair value. There were $194,551 and $506,818 of nonadmitted amounts relating to preferred stocks as of December 31, 2004 and 2003, respectively.


          Bonds with a statement value of $8,406,162 and $16,007,022 were in default at December 31, 2004 and 2003, respectively. The Company's policy is to identify and review any potentially impaired bonds, using the expertise of the Securities Management department and external information provided by the Company's portfolio managers. The Company makes the determination as to whether the security is other-than-temporarily impaired, and determines a fair value based on relevant facts and circumstances. The total impairment loss recognized in 2004 was $10,302,220 for bonds, $0 for preferred stocks and $178,447 for common stocks. The total impairment loss recognized in 2003 was $18,976,657 for bonds, $0 for preferred stocks and $3,653,355 for common stocks. The total impairment loss recognized in 2002 was $33,678,325 for bonds, $2,450,244 for preferred stocks and $11,225,347 for common stocks.


          Short-term investments are stated at cost, which approximates fair value. Nonadmitted amounts relating to short-term investments were $0 at December 31, 2004 and $258,750 at December 31, 2003. Real estate is stated at depreciated cost. Mortgage loans and policy loans are stated at their unpaid principal balance, less an allowance for loan losses, if any. At December 31, 2004 and 2003 and for each of the years in the three-year period ended December 31, 2004, the Company had no impaired loans. Limited partnerships interests are accounted for using a method approximating the equity method. Refer to note 1(q) for further information.

          Realized investment gains and losses, determined on a specific identification basis, are reduced by amounts transferred to IMR and are reflected as an element of net income, net of related tax. For bonds and preferred stock carried at NAIC fair value, the difference between amortized cost and fair value is treated as a nonadmitted asset. Changes in fair values of common stock and changes in statutory equity of unconsolidated subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

     (g)  NONADMITTED ASSETS

          Certain assets, principally furniture, equipment, agents' debit balances, IMR debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Changes in these assets are presented as changes in unassigned surplus.

     (h)  AGGREGATE RESERVES

          Policy reserves on annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.


          Policy reserves on universal life and single premium whole life contracts are based on statutory mortality and valuation interest rates using the Commissioners' Reserve Valuation Method. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. Liabilities for life policy reserves and interest-sensitive insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals.


          Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates, mortality or morbidity assumptions and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum of guaranteed policy cash values or the amounts required by law.

     (i)  POLICY AND CONTRACT CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

          The liability for claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The liability includes a provision for (a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insured and (c) claims adjustment expenses.

          Reserve estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

     (j)  INTEREST MAINTENANCE RESERVE

          The interest maintenance reserve (IMR) represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments. These gains and losses are amortized into income on a level yield method over the estimated remaining life of the investment sold or called.

     (k)  ASSET VALUATION RESERVE

          The asset valuation reserve (AVR) is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

     (l)  FEDERAL INCOME TAXES

          The Company files a consolidated federal income tax return that includes the operating results of the Company and its wholly owned subsidiaries. Income taxes are allocated to the subsidiaries as if they filed separate federal income tax returns.

          The Company's method of accounting for income taxes is the liability method. Under the liability method, deferred tax assets and liabilities are adjusted to reflect changes in statutory tax rates resulting in income adjustments in the period such changes are enacted. Deferred income taxes are recognized, subject to statutory limitations, for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the temporary difference is expected to reverse.

          In 2002, the Company discovered an error in recording the 2001 estimate of federal income taxes incurred. In 2001, federal income taxes incurred was overstated by $5,829,256. In accordance with SSAP No. 3, ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS, the correction was recorded as an increase in surplus during 2002.

     (m)  REINSURANCE

          Reinsurance premiums, commissions, expense reimbursement, claims and claims adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

     (n)  GUARANTY FUND ASSESSMENTS

          State guaranty fund assessments are recognized when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated. In addition, the Company may recognize an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

     (o)  ELECTRONIC DATA PROCESSING (EDP) EQUIPMENT AND SOFTWARE

          EDP equipment and operating software are admitted assets to the extent they conform to the requirement of SSAP No. 16, EDP EQUIPMENT AND SOFTWARE. Depreciation expense related to these assets was $871,825 in 2004, $866,739 in 2003, and $1,513,943 in 2002.

          Accumulated depreciation related to these assets totaled $4,173,282 and $3,825,977 for December 31, 2004 and 2003, respectively. An accelerated depreciation method (MACRS) is the method used by the Company to compute depreciation.

     (p)  DERIVATIVES

          The Company periodically writes covered call options as a means of generating additional income. Option contracts allow the holder of the option to buy or sell a specific financial instrument at a specified price during a specified time period. The amount received for the call option is recognized as a liability until the option expires. Gains and losses realized on the settlement or expiration of these options are recognized as income based on the difference between the consideration received by the Company and the consideration paid, if any, on termination of the option contract. For the years ended December 31, 2004, 2003, and 2002, the net gain recognized on the termination of covered call options in the accompanying statutory statements of earnings was $0, $0, and $489,722, respectively.

     (q)  PERMITTED PRACTICE

          The accompanying financial statements of Southern Farm Bureau Life Insurance Company have been prepared in conformity with the NAIC Accounting Practices and Procedures Manual except to the extent that state law differs or to the extent that permitted practices were obtained by the Company. Two permitted accounting practices that departed from the NAIC Accounting Practices and Procedures Manual were obtained from the Mississippi Department of Insurance at December 31, 2001. Details of these two practices are described below.

          At December 31, 2001, the Company, with explicit permission of the Commissioner of Insurance of the State of Mississippi, recorded the value of certain restricted common stock at cost instead of fair value required by the NAIC. If the common stock had been carried at fair value, surplus would have been increased by $67,431,789 as of December 31, 2001. Net income was not affected by this permitted practice. In 2002, the Company had a nonmonetary exchange of this restricted stock for unrestricted stock and realized a gain of $43,897,431.

          For the year ended December 31, 2001, partnership interests were not valued in strict accordance with the NAIC Accounting Practices and Procedures Manual. Generally, such investments are to be recorded using either a (a) "market valuation approach" or, depending on the nature of the entity, (b) "based on the underlying statutory equity of the respective entity's financial statements" or "based on the audited GAAP equity of the investee". At December 31, 2001, the Company held instruments in several limited partnerships for which the required financial statements, being the unaudited GAAP financial statements or audited tax basis financial statements, could not be provided. Therefore, the Company obtained a permitted accounting practice from the Mississippi Department of Insurance that allowed valuation of all subsidiary, controlled, and affiliated entities, and joint ventures, partnerships, and limited liability companies at the original cost of the investments, increased by further capital contributions and/or investment gains and decreased by returns of capital and/or investment losses. This method typically agreed with the limited partnership K-1s. Due to the unavailability of the required financial statements, management was unable to determine the monetary impact on net income that resulted from the use of this accounting practice. However, it was management's belief that any differences were immaterial.

          For the years ended December 31, 2004, 2003 and 2002, common stock and partnership interests were valued in accordance with the NAIC Accounting Practices and Procedures Manual.

     (r) ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

          Separate account assets and liabilities reported in the accompanying statutory statements of admitted assets, liabilities and stockholders' equity represent funds that are separately administered for variable annuity and variable life contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in annuity premiums and other fund deposits.

     (s)  RECLASSIFICATION

          Certain prior period amounts have been reclassified to conform with the current year presentation. These reclassifications have no impact on stockholders' equity or net earnings.

(2)  FINANCIAL INSTRUMENTS

     (a)  BONDS AND PREFERRED AND COMMON STOCKS

          At December 31, 2004 and 2003, the amortized cost, gross unrealized gains and losses, and NAIC fair values of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

                                               COST OR           GROSS              GROSS
                                              AMORTIZED        UNREALIZED         UNREALIZED          ESTIMATED
                                                COST             GAINS              LOSSES           FAIR VALUE
                                           ---------------   ---------------    ---------------    ---------------
          DECEMBER 31, 2004
          Bonds:
             U. S. Treasury securities
                and obligations of U. S.
                Government corporations
                and agencies               $   588,115,734        29,936,525           (596,680)       617,455,579
             Mortgage-backed securities        753,472,525        22,995,152         (4,128,382)       772,339,295
             Corporate and other
                securities                   4,475,271,719       252,308,939        (17,674,600)     4,709,906,058
                                           ---------------   ---------------    ---------------    ---------------
                                           $ 5,816,859,978       305,240,616        (22,399,662)     6,099,700,932
                                           ===============   ===============    ===============    ===============
             Preferred stocks              $    61,681,482         6,126,694         (1,096,126)        66,712,050
             Common stocks                     453,760,640       204,143,591        (10,701,844)       647,202,387
                                           ---------------   ---------------    ---------------    ---------------
                                           $   515,442,122       210,270,285        (11,797,970)       713,914,437
                                           ===============   ===============    ===============    ===============
          DECEMBER 31, 2003
          Bonds:
             U. S. Treasury securities
                and obligations of U. S.
                Government corporations
                and agencies               $   430,032,085        32,490,020         (1,764,970)       460,757,135
             Mortgage-backed securities        915,276,372        31,127,352        (11,290,130)       935,113,594
             Corporate and other
                securities                   3,956,042,383       242,035,442        (48,095,143)     4,149,982,682
                                           ---------------   ---------------    ---------------    ---------------
                                           $ 5,301,350,840       305,652,814        (61,150,243)     5,545,853,411
                                           ===============   ===============    ===============    ===============
             Preferred stocks              $    75,358,853         7,374,578         (1,251,400)        81,482,031
             Common stocks                     445,722,631       160,121,420        (32,758,639)       573,085,412
                                           ---------------   ---------------    ---------------    ---------------
                                           $   521,081,484       167,495,998        (34,010,039)       654,567,443
                                           ===============   ===============    ===============    ===============

          The estimated fair value and unrealized loss for debt and equity securities in an unrealized loss position at December 31, 2004 were as follows:

                                          HELD LESS THAN 12 MONTHS        HELD 12 MONTHS OR MORE                  TOTAL
                                        ----------------------------   ----------------------------   -----------------------------
                                          ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED       UNREALIZED
                                         FAIR VALUE        LOSSES       FAIR VALUE        LOSSES       FAIR VALUE         LOSSES
                                        -------------  -------------   -------------  -------------   -------------   -------------
          Bonds:
            U. S. Treasury securities
              and obligations of U.S.
              Government corporations
              and agencies              $  76,628,968       (386,023)     12,507,729       (210,657)     89,136,697        (596,680)
            Mortgage-backed securities    130,493,606     (2,053,895)     34,148,342     (2,074,487)    164,641,948      (4,128,382)
            Corporate and other
              securities                  511,191,032     (6,312,783)    217,979,165    (11,361,817)    729,170,197     (17,674,600)
                                        -------------  -------------   -------------  -------------   -------------   -------------
                                        $ 718,313,606     (8,752,701)    264,635,236    (13,646,961)    982,948,842     (22,399,662)
                                        =============  =============   =============  =============   =============   =============
          Preferred stocks              $   9,399,796       (851,095)        727,200       (245,031)     10,126,996      (1,096,126)
          Common stocks                    27,663,989     (4,978,057)     14,277,713     (5,723,787)     41,941,702     (10,701,844)
                                        -------------  -------------   -------------  -------------   -------------   -------------
                                        $  37,063,785     (5,829,152)     15,004,913     (5,968,818)     52,068,698     (11,797,970)
                                        =============  =============   =============  =============   =============   =============

          The fair value of all securities was impacted by an upward movement in intermediate term interest rates during 2004. The Company believes the unrealized losses are temporary in nature and the principal is not at risk. The Company continues to monitor its equity holdings quarterly and believes all of its equity holdings that are below cost are only temporarily impaired due to market conditions and not permanently impaired. The Company monitors the securities in its portfolios daily and makes a formal review each quarter to identify potential credit deterioration. If it is determined that a security has a decline in value that is not temporary, its cost basis is reduced to its fair market value and the resulting change is recognized as a realized loss. In making the decision to impair a security, the following factors are considered: the extent and duration of the decline (generally if greater than 25% and longer than six months), the reason for the decline (either interest rate or credit related), the Company's ability and intent to hold the security that will allow for a recovery in value, and the current conditions and near term financial prospects of the issuer.

          The scheduled maturity distribution of the bond portfolio at December 31, 2004 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          AMORTIZED        ESTIMATED
                                                            COST          FAIR VALUE
                                                       ---------------  ---------------
               Due in one year or less                 $    99,843,793      101,553,758
               Due after one year through five years     1,304,316,609    1,367,963,222
               Due after five years through ten years    1,433,639,848    1,508,954,235
               Due after ten years                       2,225,587,203    2,348,890,422
                                                       ---------------  ---------------
                                                         5,063,387,453    5,327,361,637

               Mortgage-backed securities                  753,472,525      772,339,295
                                                       ---------------  ---------------
                                                       $ 5,816,859,978    6,099,700,932
                                                       ===============  ===============

          As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $5,608,500 and $5,787,350 at December 31, 2004 and 2003, respectively.

          The credit quality of the bond portfolio at December 31, 2004 and 2003 follows. The quality ratings represent NAIC designations.

                                                       2004                         2003
                                         --------------------------   --------------------------
                                            AMORTIZED                    AMORTIZED
                                              COST          PERCENT        COST         PERCENT
                                         ---------------   --------   ---------------   --------
           Class 1 - highest quality     $ 4,163,585,331       71.6%  $ 3,537,236,730       66.7%
           Class 2 - high quality          1,547,233,211       26.6     1,553,849,303       29.3
           Class 3 - medium quality           55,237,238        0.9        86,418,079        1.6
           Class 4 - low quality              29,313,653        0.5        65,382,623        1.2
           Class 5 - lower quality            18,013,640        0.3        44,547,639        0.9
           Class 6 - in or near default        3,476,905        0.1        13,916,466        0.3
                                         ---------------   --------   ---------------   --------
                                         $ 5,816,859,978      100.0%  $ 5,301,350,840      100.0%
                                         ===============   ========   ===============   ========

          Bonds with ratings ranging from AAA/Aaa to BBB/Baa3, as assigned by a rating service such as Standard and Poor's Corporation or Moody's Investment Services, are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but are considered to be investment grade securities. The NAIC regards agencies and treasuries and A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), all C ratings as Class 5 (lower quality) and D ratings as Class 6 (in or near default).

     (b)  COMMON STOCKS OF AFFILIATES

          The Company's wholly-owned subsidiaries are accounted for using the modified equity method rather than being consolidated in accordance with Statement of Financial Accounting Standards No. 94, CONSOLIDATION OF ALL MAJORITY-OWNED SUBSIDIARIES. A summary of the principal unconsolidated subsidiary's financial position and operating results, prepared on a statutory basis, follows:

          SOUTHERN CAPITAL LIFE INSURANCE COMPANY - UNAUDITED

                                           2004               2003
                                      ---------------   ---------------
          Total admitted assets       $     5,926,560         5,731,446
                                      ===============   ===============
          Total liabilities           $       127,100           118,351
                                      ===============   ===============
          Capital stock and surplus   $     5,799,460         5,613,095
                                      ===============   ===============
          Net earnings                $       186,365           167,335
                                      ===============   ===============

     (c)  MORTGAGE LOANS

          At December 31, 2004 and 2003, the Company's mortgage loan portfolio consisted of $1,139,299,749 and $1,108,855,978 of first lien mortgage loans, respectively. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and have a maximum loan-to-value ratio of 75% at the date of origination. The Company generally does not engage in construction lending or land loans. At December 31, 2004, approximately 14.70% and 14.67% of the Company's mortgage loans have underlying collateral located in the states of California and Florida, respectively. The minimum and maximum interest rates of mortgage loans originated during 2004 were 4.50% and 6.30%, compared to 5.30% and 6.52% during 2003, and 6.25% and 8.35% during 2002, respectively. The portfolio consisted of loans with an average loan balance of $2,595,216 at December 31, 2004 compared to $2,560,868 at December 31, 2003. All of the Company's mortgages were in good standing with no principal or interest payments delinquent more than 180 days as of December 31, 2004 and 2003.

     (d)  NET INVESTMENT INCOME

          For the years ended December 31, 2004, 2003 and 2002, the sources of investment income of the Company were as follows:

                                                   2004              2003              2002
                                              --------------    --------------    --------------
          Bonds                               $  339,152,775       355,856,290       321,124,539
          Preferred and common stocks             18,139,634         8,902,012         6,786,599
          Mortgage loans                          80,363,255        84,070,754        82,986,891
          Policy loans                            23,205,586        22,729,664        22,549,812
          Short-term investments                   2,420,308         1,705,477         1,965,594
          Other                                   17,399,728        25,760,216        16,351,700
                                              --------------    --------------    --------------
                    Gross investment income      480,681,286       499,024,413       451,765,135

          Investment expenses                    (12,594,525)      (16,256,173)      (19,323,443)
                                              --------------    --------------    --------------
                    Net investment income     $  468,086,761       482,768,240       432,441,692
                                              ==============    ==============    ==============

          Proceeds from sales of bonds during 2004, 2003 and 2002 were $481,960,292, $969,680,656, and $393,515,446, respectively. Gross gains of $17,706,634 in 2004, $43,368,428 in 2003, and $12,023,399 in
          2002 and gross losses of $19,562,596 in 2004, $49,068,161 in 2003, and
          $52,246,070 in 2002 were realized on those sales.

          Proceeds from sales of common stocks during 2004, 2003 and 2002 were $172,189,141, $72,913,160, and $54,949,427, respectively. Gross gains of $60,992,938 in 2004, $34,818,702 in 2003, and $30,904,763 in 2002
          and gross losses of $2,200,710 in 2004, $5,285,150 in 2003, and
          $30,733,997 in 2002 were realized on those sales.

          Proceeds from sales of preferred stocks during 2004, 2003 and 2002 were $43,443,098, $43,224,379, and $40,097,210, respectively. Gross gains of $3,825,000 in 2004, $4,172,154 in 2003, and $2,287,466 in
          2002 and gross losses of $887,916 in 2004, $3,371,686 in 2003, and
          $10,642,558 in 2002 were realized on those sales.

(3)  AGGREGATE RESERVES

     Liabilities for the life insurance products principally use the 1958 CSO table assuming interest rates ranging from 2 1/2% to 4 1/2% and the 1980 CSO tables assuming interest rates ranging from 4% to 5%. Liabilities for most annuities use the 1971 IAM tables with interest rates ranging from 4 1/2% to 7 1/2%.

     As of December 31, 2004 and 2003, the following table summarizes the aggregate reserves for the Company:

          LINE OF BUSINESS                                             2004              2003
          ----------------                                        ---------------   ---------------
          Individual life:
             Traditional                                          $ 1,833,378,112     1,706,641,349
             Universal                                              1,154,631,316     1,112,997,909
                                                                  ---------------   ---------------
                   Total individual life                            2,988,009,428     2,819,639,258
          Group life                                                    4,804,503         4,675,866
                                                                  ---------------   ---------------
                      Total life                                    2,992,813,931     2,824,315,124
                                                                  ---------------   ---------------
          Annuities:
             Individual:
                Immediate                                              73,696,305        76,675,886
                Deferred                                            3,130,297,952     2,968,401,437
                                                                  ---------------   ---------------
                   Total individual annuities                       3,203,994,257     3,045,077,323
             Group annuities:
                Guaranteed interest contracts                          27,223,744        26,865,877
                                                                  ---------------   ---------------
                      Total annuities                               3,231,218,001     3,071,943,200
                                                                  ---------------   ---------------
          Individual supplementary contracts with life
             contingencies                                            117,376,334       112,081,616
                                                                  ---------------   ---------------
          Other                                                        54,343,867        49,962,257
                                                                  ---------------   ---------------
          Accident and health:
             Active life - Individual                                  27,389,039        24,930,819
             Active life - Group                                          783,853           790,309
             Claim reserve - Individual                                 9,739,146         8,701,592
             Claim reserve - Group                                      4,869,734         4,614,180
                                                                  ---------------   ---------------
                   Total accident and health aggregate reserves        42,781,772        39,036,900
                                                                  ---------------   ---------------
          Supplementary contracts without life contingencies           24,965,347        24,327,688
                                                                  ---------------   ---------------
                      Total aggregate reserves                    $ 6,463,499,252     6,121,666,785
                                                                  ===============   ===============

(4)  POLICY AND CONTRACT CLAIMS AND LIABILITIES

     Activity in the liability for unpaid accident and health claims and claims adjustment expenses is summarized in the following table. The liability for unpaid accident and health claims and claims adjustment expenses includes policy and contract claims in process and the corresponding claims reserve. These amounts are included as a component of the aggregate reserve for accident and health contracts and liability for policy and contract claims presented in the accompanying statutory statements of admitted assets, liabilities and stockholders' equity.

                                                  2004              2003             2002
                                             --------------    --------------   --------------
          Balance January 1                  $   26,532,028        22,145,704       19,159,145
             Less reinsurance recoverables        9,050,278         9,691,130        8,183,675
                                             --------------    --------------   --------------
                   Net balance January 1         17,481,750        12,454,574       10,975,470
                                             --------------    --------------   --------------
          Incurred related to:
             Current year                         9,050,750         9,723,129        7,535,499
             Prior year                          (3,397,447)        1,760,940        1,592,572
                                             --------------    --------------   --------------
                   Total incurred                 5,653,303        11,484,069        9,128,071
                                             --------------    --------------   --------------
          Paid related to:
             Current year                         3,329,362         3,168,997        3,982,864
             Prior year                           3,176,528         3,287,896        3,666,103
                                             --------------    --------------   --------------
                   Total paid                     6,505,890         6,456,893        7,648,967
                                             --------------    --------------   --------------
          Net balance December 31                16,629,163        17,481,750       12,454,574
          Plus reinsurance recoverables          13,858,533         9,050,278        9,691,130
                                             --------------    --------------   --------------
                   Balance December 31       $   30,487,696        26,532,028       22,145,704
                                             ==============    ==============   ==============


(5)  SECURITIES SOLD UNDER REPURCHASE AGREEMENTS

     At December 31, 2004, the carrying values of securities sold under repurchase agreements, all of which have a contractual maturity of January 3, 2005, are $55,785,750. The weighted average interest rate for these repurchase agreements is 2.40% at December 31, 2004. Specific U.S. Treasury and other U.S. Government agencies securities with statement values of $52,039,070 at December 31, 2004, collateralize the repurchase agreements. The fair value of this collateral approximated $55,769,000 at December 31, 2004. The Company had no securities sold under repurchase agreements at December 31, 2003.


(6)  TRANSACTIONS WITH AFFILIATES

     Through common ownership and directorship, the Company has certain transactions with associated companies. For the most part, these transactions represent agency-related costs of operations. Service agreements with the State and County Farm Bureau organizations in the various states provide for reimbursement to these organizations of the cost of office space and clerical assistance. During the years ended December 31, 2004, 2003 and 2002, such fees aggregated $14,547,312, $13,698,963, and
     $13,207,440, respectively, and are included in general insurance expenses in the statutory statement of earnings. Management believes that such agreements are beneficial to the Company in providing operating efficiency and prompt service to policyholders.


     The Company has entered into Sponsorship Agreements with each of the State Farm Bureaus of Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Texas and Virginia. The agreements call for payment of the sum of $1,000,000 to each of the State Farm Bureaus, payable in periodic payments for 10 years beginning in 2005. The agreements provide the Company with the right to sponsor one or more mutually agreeable Farm Bureau events or programs for a period of 10 years beginning in 2005. The total liability at December 31, 2004, was $7,537,626, which is the present value of the future stream of payments discounted at an appropriate rate of interest.


     Additionally, the Company allocates certain expenses to its subsidiaries, principally Southern Capital. The reimbursements from Southern Capital are principally based on actual commissions, service fees and premium taxes incurred plus a management fee. Such allocated expenses aggregated approximately

     $25,000 in 2004, 2003 and 2002. As discussed in note 1(1), federal income taxes are allocated to the Company's subsidiaries as if they filed a separate return.

     At December 31, 2004 and 2003, amounts due from (to) subsidiaries and other affiliates consisted of the following:

                                                             2004              2003
                                                        --------------    --------------
          Southern Capital Life Insurance Company       $      126,251           117,502
          Southern Farm Bureau Fund Distributor, Inc.           18,451             2,446
          State and County Farm Bureaus                    (12,106,854)       (4,426,942)
                                                        --------------    --------------
                                                        $  (11,962,152)       (4,306,994)
                                                        ==============    ==============

(7)  NOTES PAYABLE

     Notes payable at December 31, 2004 and 2003 consist of the following:

                                                                             2004             2003
                                                                        --------------   --------------
          Non-interest bearing note maturing October 1, 2007; secured by limited partnership interest in Boston Capital
             Corporate Tax Credit Fund XXII, L.P.                       $   15,992,576               --

          Non-interest bearing note maturing September 30, 2006;
             secured by limited partnership interest in American Tax
             Credit Corporate Fund XIX, L.P.                                 4,421,000               --

          Promissory note with an effective interest rate of 4.75%,
             maturing October 15, 2006, secured by Plaintiff's
             Shareholder Corporation                                         1,100,000               --

          Note payable with an effective interest rate of 4.84%,
             maturing October 3, 2005; secured by limited partnership
             interest in Boston Capital Corporate Tax Credit
             Fund XVIII, L.P.                                               11,444,316       11,444,316

          Non-interest bearing note maturing April 1, 2006; secured
             by limited partnership interest in Boston Capital
             Corporate Tax Credit Fund XIX, L.P.                             6,952,806        9,800,242

          Note payable with an effective interest rate of 8.68%,
             maturing May 31, 2005; secured by limited partnership
             interest in Boston Capital Corporate Tax Credit
             Fund XV, L.P.                                                   6,342,353        6,342,353

          Non-interest bearing note due on demand; secured by limited
             partnership interest in SSM Venture Partners II, L.P.           1,000,000        2,750,000

                                                                             2004             2003
                                                                        --------------   --------------
          Note payable with an effective interest rate of 7.02%,
             maturing January 2, 2004; secured by limited partnership
             interest in Boston Capital Corporate Tax Credit
             Fund XVI, L.P.                                                         --       12,075,917

          Non-interest bearing note maturing April 1, 2004;
             secured by limited partnership interest in Georgia
             Corporate Tax Credit Fund II, L.P.                                     --          464,583

          Non-interest bearing note maturing October 1, 2004;
             secured by limited partnership interest in Paramount
             Properties American Tax Credit Corporate Fund
             XVII, L.P.                                                             --        1,960,975
                                                                        --------------   --------------
                                                                        $   47,253,051       44,838,386
                                                                        ==============   ==============

     The aggregate maturities of notes payable for each of the years subsequent to December 31, 2004 are as follows:

       YEAR ENDING
       DECEMBER 31,
       ------------
           2005                                            $   27,224,962
           2006                                                17,443,431
           2007                                                 2,584,658
                                                           --------------
                                                           $   47,253,051
                                                           ==============

(8)  RETIREMENT PLANS

     The Company has a noncontributory defined benefit pension plan, a contributory defined contribution plan and a postretirement benefit plan. All plans cover substantially all employees, subject to certain eligibility requirements such as age and length of service.

     PENSION PLAN

     The Company presently maintains a noncontributory defined benefit pension plan covering all employees who have met the eligibility requirements. Benefits are based on a participant's years of service and average monthly salary. The Company has agreed to make contributions to provide assets with which to pay retirement benefits.

     The actuarial present value of accumulated plan benefits, as determined by consulting actuaries (computed using the assumptions below) and the net assets available for benefits as of December 31, 2004 and 2003 follows:

                                                                   2004               2003
                                                              ---------------    ---------------
          Change in plan assets:
             Fair value of assets at January 1                $    41,905,813         38,886,023
             Actual return on plan assets                           2,837,279          2,612,129
             Employer contributions                                 5,500,000          4,320,845
             Net assets received                                           --            242,173
             Benefits paid                                         (2,926,723)        (4,155,357)
                                                              ---------------    ---------------
                   Fair value of plan assets at December 31   $    47,316,369         41,905,813
                                                              ===============    ===============
          Change in project benefit obligation:
             Benefit obligation at January 1                  $    55,756,018         53,660,383
             Service cost                                           3,645,041          3,217,798
             Interest cost                                          3,426,032          3,518,601
             Actuarial loss (gain)                                  2,537,641           (727,580)
             Net liabilities assumed                                       --            242,173
             Benefits paid                                         (2,926,723)        (4,155,357)
                                                              ---------------    ---------------
                   Benefit obligation at December 31          $    62,438,009         55,756,018
                                                              ===============    ===============
          Funded status:
             Funded status                                    $   (15,121,640)       (13,850,205)
             Unrecognized transition liability                      3,474,448          3,691,601
             Unrecognized prior service costs                         400,330            433,691
             Unrecognized actuarial loss                           13,966,307         11,596,408
                                                              ---------------    ---------------
                   Prepaid benefit cost (nonadmitted)         $     2,719,445          1,871,495
                                                              ===============    ===============

     The projected benefit obligation for nonvested employees at December 31, 2004 and 2003 was $249,607 and $284,082, respectively.

     The project unit credit cost method is the actuarial method used in funding the plan. The components of pension costs and significant actuarial assumptions for the years ended December 31, 2004, 2003 and 2002 were:

                                                               2004              2003              2002
                                                          --------------    --------------    --------------
     Components of pension cost:
        Service cost                                      $    3,678,402         3,251,159         2,726,746
        Interest cost                                          3,426,032         3,518,601         3,180,787
        Expected return on plan assets                        (3,099,595)       (3,014,338)       (2,850,542)
        Amortization of transition obligation liability          217,153           217,153           217,153
        Recognized actuarial loss                                430,058           504,288           252,780
                                                          --------------    --------------    --------------
              Net periodic benefit cost                   $    4,652,050         4,476,863         3,526,924
                                                          ==============    ==============    ==============

                                                        2004                   2003                   2002
                                                --------------------   --------------------   -------------------
     Actuarial assumptions as of December 31:
        Discount rate                                  6.00%                  6.25%                  6.75%
        Expected return on plan assets                  7.5%                   7.5%                   8.0%
        Rate of compensation increase           Graded; 4.0% - 11.5%   Graded; 4.0% - 11.5%           5.5%
        Mortality table                               1983 GAM               1983 GAM               1983 GAM
        Post retirement lump/sum annuity
           purchase assumptions                  6.0% and 1994 GAR      6.0% and 1994 GAR      6.0% and 1994 GAR

     PLAN ASSETS

     The Company's retirement plan weighted-average asset allocation at December 31 was:

                                                          2004          2003
                                                        --------      --------
     ASSET CATEGORY
        Group Deposit Administration Contract (DA-111)       100%          100%

     The Company's investment policy and strategy for the retirement plan focuses on preservation of principal with very limited exposure to market volatility. This goal has been accomplished through a group deposit administration contract. The Group Deposit Administration Contract (DA-111) issued on July 1, 1996 by Southern Farm Bureau Life Insurance Company (the "Company") is a guaranteed benefit contract. The guaranteed minimum interest rate is 4%. Interest is credited to the deposit fund each year. Each contract year, the Company declares an interest rate in advance which will apply to the outstanding balance of the deposit fund and to new deposits. The rate declared by the Company will apply for the entire contract year and will be determined by the same method for all contracts of the same class. Any rate declared will not be less than the guaranteed minimum interest rate.

     The Company selects the expected long-term rate of return on assets assumption in consultation with the enrolled actuary from Hewitt Associates. This rate is intended to reflect the average rate of earnings expected to be earned on the funds invested or to be invested to provide plan benefits. The Company's overall expected rate of return on assets is 7.5%. Historical performance is reviewed and consideration is given to anticipated future long-term economic trends. Over the past ten years, the actual credited rate has varied from 6.90% to 8.71% with an arithmetic average of 7.92%. Each year the Pension Committee meets with Hewitt Associates to review all actuarial assumptions.

     CONTRIBUTIONS

     The acceptable range of contributions to the plan is determined each year by the enrolled actuary. In 2005, the Company's recommended contribution is expected to be about $4,616,000. However, the actual amount of the contribution will be determined based on the plan's funded status, personnel experience, pay increases, assumption changes, and return on plan assets as of the measurement date, which is the July 1 valuation date.

     PROJECTED BENEFIT PAYMENTS

     The following fiscal year retirement plan benefit payments, which reflect expected future service, are expected to be paid:

                                                              PROJECTED
                                                               BENEFIT
          YEAR                                                PAYMENTS
     --------------                                         ------------
     2005                                                      1,354,595
     2006                                                      1,737,335
     2007                                                      3,068,036
     2008                                                      3,478,656
     2009                                                      3,637,805
     2010 - 2014                                              32,554,632

     DEFINED CONTRIBUTION PLAN

     Participants may contribute up to thirteen percent of their compensation to this plan each year, subject to regulatory limitations. The Company matches participant contributions that qualify for income tax deferral, limited to four percent of each participant's compensation. All contributions made by a participant are vested. The cost of the plan to the Company was $910,432, $943,044, and $791,433, in 2004, 2003 and 2002, respectively.

     POSTRETIREMENT BENEFIT PLAN

     The actuarial and recorded liability for the Company's postretirement benefit plan, none of which has been funded, is $8,430,947 and $7,571,557 at December 31, 2004 and 2003, respectively.

     Postretirement benefit expense of $962,457, $1,190,490, and $941,227, is reflected as a component of general insurance expenses in the 2004, 2003 and 2002 statutory statements of earnings, respectively. The discount rate used in determining the accumulated postretirement benefit obligation was 6.0% in 2004 and

     6.25% in 2003. The assumed healthcare cost trend rate used in measuring the accumulated postretirement benefit obligation was 10.0% and 12.0% for employees under 65 and for those over 65, respectively, in 2004 and 9.0% and 11.0% for employees under 65 and for those over 65, respectively, in 2003. The rate is graded down each year to an ultimate rate of 5.5% in 2010 for employees under 65 and 5.5% in 2012 for those over 65. If the healthcare cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 2004, would be increased by 10.9%.


(9)  FEDERAL INCOME TAXES

     The net deferred tax asset at December 31, 2004 and the change from the prior year are comprised of the following components:

                                                  2004              2003             CHANGE
                                             --------------    --------------    --------------
     Total gross deferred tax assets         $  205,313,773       204,770,073           543,700
     Total deferred tax liabilities            (117,902,235)     (106,366,613)      (11,535,622)
                                             --------------    --------------    --------------
               Net deferred tax asset            87,411,538        98,403,460       (10,991,922)
     Deferred tax assets nonadmitted            (60,447,881)      (67,904,970)        7,457,089
                                             --------------    --------------    --------------
               Admitted deferred tax asset   $   26,963,657        30,498,490        (3,534,833)
                                             ==============    ==============    ==============

     The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

                                                     2004              2003             CHANGE
                                                --------------    --------------    --------------
     Net deferred tax asset                     $   87,411,538        98,403,460       (10,991,922)
     Tax-effect of unrealized gains or losses      (67,704,611)      (44,576,973)      (23,127,638)
                                                --------------    --------------    --------------
             Net tax effect without
                unrealized gains and losses     $  155,116,149       142,980,433        12,135,716
                                                ==============    ==============    ==============
     Change in net deferred income taxes                                            $   12,135,716
                                                                                    ==============

     As of December 31, 2004, the Company had a balance of $2,782,978 in its policyholder surplus account under provisions of the Internal Revenue Code. If required to be included in taxable income, taxes of approximately $974,000 would be recorded.

     The differences between income tax expense shown on the statutory statements of earnings and the amounts computed by applying the federal income tax rate of 35% in 2004, 2003 and 2002 to earnings before federal income taxes follow:

                                                         2004                        2003                        2002
                                               ------------------------    ------------------------    ------------------------
                                                   AMOUNT       PERCENT        AMOUNT       PERCENT        AMOUNT       PERCENT
                                               -------------    -------    -------------    -------    -------------    -------
     Current income taxes incurred:
        Operations                             $  30,885,151       14.7%   $  56,054,185       34.8%   $  50,901,065       44.6%
        Realized investment gains/(losses)        36,990,245       17.6       (4,089,198)      (2.5)     (36,364,987)     (31.9)
                                               -------------    -------    -------------    -------    -------------    -------
     Current income taxes incurred                67,875,396       32.3       51,964,987       32.3       14,536,078       12.7
     Change in deferred income tax
        (without tax on unrealized gains
        and losses)                              (12,135,716)      (5.8)     (15,524,055)      (9.7)      14,378,496       12.6
                                               -------------    -------    -------------    -------    -------------    -------
              Total income tax reported        $  55,739,680       26.5%   $  36,440,932       22.6%   $  28,914,574       25.3%
                                               =============    =======    =============    =======    =============    =======
     Income taxes computed at statutory rates  $  73,620,427       35.0%   $  56,354,180       35.0%   $  39,908,713       35.0%
     Dividends received deduction                 (2,489,001)      (1.2)      (1,290,961)      (0.8)        (835,799)      (0.7)
     Nondeductible expenses                        2,795,997        1.3        1,794,060        1.1        1,889,112        1.6
     Tax-exempt income                               (35,722)      (0.0)         (85,929)      (0.1)        (167,194)      (0.2)
     Tax adjustment for interest maintenance
        reserve                                      397,169        0.2          385,102        0.2         (252,611)      (0.2)
     Adjustment of prior year's income taxes      (9,400,973)      (4.5)      (1,007,663)      (0.6)      (1,959,963)      (1.7)
     Tax credits                                 (11,570,575)      (5.5)      (8,835,707)      (5.5)      (7,811,899)      (6.9)
     Partnership and other adjustments             2,422,358        1.2      (10,872,150)      (6.7)      (1,855,785)      (1.6)
                                               -------------    -------    -------------    -------    -------------    -------
                                               $  55,739,680       26.5%   $  36,440,932       22.6%   $  28,914,574       25.3%
                                               =============    =======    =============    =======    =============    =======

     The main components of deferred taxes as of December 31, 2004 and 2003 are as follows:

                                                 2004             2003
                                            --------------   --------------
     Deferred tax assets:
        Life reserves                       $  106,727,598      105,597,854
        Deferred acquisition cost               54,832,856       52,242,288
        Partnerships                             1,278,530        3,856,090
        Policyholder dividends                  13,851,391       16,422,704
        Other employee benefits                 11,569,571       11,047,520
        Asset impairments                       14,193,627       12,507,752
        Fixed assets                               809,043          923,263
        Other                                    2,051,157        2,172,602
                                            --------------   --------------
              Total deferred tax assets        205,313,773      204,770,073
        Nonadmitted deferred tax assets        (60,447,881)     (67,904,970)
                                            --------------   --------------
              Admitted deferred tax assets     144,865,892      136,865,103
                                            --------------   --------------

                                                    2004             2003
                                               --------------   --------------
     Deferred tax liabilities:
        Premiums deferred and uncollected         (41,432,126)     (36,199,616)
        Accrual of discount on bonds               (3,731,973)      (3,115,699)
        Agent supplement                                   --       (3,255,415)
        Asset conversions                          (1,747,296)     (17,292,299)
        Difference in statutory and tax
           accumulated depreciation                (2,245,331)      (1,703,614)
        Unrealized investment gains               (67,704,611)     (44,576,973)
        Other                                      (1,040,898)        (222,997)
                                               --------------   --------------
              Total deferred tax liabilities     (117,902,235)    (106,366,613)
                                               --------------   --------------
              Net admitted deferred tax asset  $   26,963,657       30,498,490
                                               ==============   ==============


     As of December 31, 2004, there are no operating loss or tax credit carryforwards available for tax purposes.


     The amount of Federal income taxes incurred that is available for recoupment in the event of future net losses is $77,300,000 for 2004, $46,600,000 for 2003, and $50,000,000 for 2002.


(10) COMMITMENTS AND CONTINGENCIES

     (a)  LITIGATION

          The Company and other parties are involved in various litigation in the normal course of business. It is management's opinion, after consultation with counsel and a review of the facts, that the ultimate liability, if any, arising from such contingencies will not have a material adverse effect on the Company's financial position or on the results of its operations or cash flows.

     (b)  GUARANTY ASSOCIATION ASSESSMENTS

          The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.


          There are currently several insurance companies, which had substantial amounts of life and annuity business, in the process of liquidation or rehabilitation. The Company's net payment (recovery) was $172,104, $154,285, and $(4,683), to various state guaranty associations during 2004, 2003, and 2002, respectively. The Company has recorded a liability related to guaranty fund assessments of $3,302,000 and $3,470,000 at December 31, 2004 and 2003, respectively.


     (c)  LEASES

          The Company is obligated under the terms of various leases for certain equipment. Total lease rental expense, including short-term rentals, amounted to approximately $2,777,000 in 2004, $2,852,000 in 2003, and $2,262,000 in 2002. In most cases, management expects that in the normal course of business leases will be renewed or replaced by other leases. Future minimum rental payments required under leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2004 are not significant.

     (d)  LOAN AND EQUITY COMMITMENTS

          The Company makes commitments to extend credit and make equity investments in the normal course of business. Commitments to extend credit are agreements to lend money with fixed expiration dates or other termination clauses. Equity commitments usually take the form of investments in limited partnerships. The Company applies its normal lending standards when extending credit commitments. Since several of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Collateral is not obtained for commitments to extend credit, but is obtained when loans are closed based on an assessment of the customers' creditworthiness. The Company's maximum exposure to credit loss is represented by the contractual amount of the commitments. Commitments to extend credit and make equity investments aggregated approximately $122,000,000 at December 31, 2004.

(11) REINSURANCE

     The Company follows the usual industry practices of reinsuring (ceding) portions of its risk with other companies. Use of reinsurance does not discharge an insurer from liability on the insurance ceded. The insurer is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. All principal reinsurers maintain an A.M. Best rating of "A" or better.

     A summary of reinsurance activity, all with unrelated parties, follows:

                                             2004              2003              2002
                                        ---------------   ---------------   ---------------
     AT DECEMBER 31,
        Ceded life insurance in force   $ 7,113,332,682     5,946,413,768     4,960,512,563
                                        ===============   ===============   ===============
        Reserve credits                 $    93,149,860        78,834,757        62,189,674
                                        ===============   ===============   ===============
     FOR THE YEAR ENDED DECEMBER 31,
        Net premiums ceded              $    44,129,029        40,334,533        42,691,017
                                        ===============   ===============   ===============
        Claims ceded                    $    21,313,139        16,391,652        26,389,761
                                        ===============   ===============   ===============

     A contingent liability exists with respect to life insurance covered under reinsurance agreements in the event the reinsurance company is unable to meet its obligations due under the contracts. In the opinion of management, this liability is not significant.

(12) STATUTORY CAPITAL AND SURPLUS AND DIVIDEND RESTRICTION

     The NAIC utilizes Risk-Based Capital (RBC) to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designed as an early warning tool for the states to identify potential under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC, and it exceeds the minimum required levels as of December 31, 2004 and 2003.

     State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholders.

     The Company is restricted by the Mississippi State Insurance Code as to the amount of dividends that may be paid within a twelve consecutive month period without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of the policyholder surplus (net of capital stock) at December 31 of the previous year, subject to a maximum limit equal to statutory earned surplus. Total unassigned surplus at December 31, 2004 was $1,114,481,790.

(13) SEPARATE ACCOUNTS

     The separate accounts held by the Company relate to individual annuities and life products of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The separate accounts assets and liabilities represent funds that are separately administered, principally for the benefit of certain policyholders who bear the investment risk. The separate accounts assets and liabilities are carried at fair value. Revenues and expenses related to the separate accounts assets and liabilities, to the extent of benefits provided to the separate accounts policyholders, are excluded from the amounts reported in the accompanying statutory statements of earnings.

     Separate account premiums and other considerations amounted to $16,974,202 in 2004, $8,880,674 in 2003, and $7,093,146 in 2002. Reserves for separate accounts with the assets at fair value were $59,987,133 and $40,314,220 at December 31, 2004 and 2003, respectively.

(14) FAIR VALUES OF FINANCIAL INSTRUMENTS

     The fair values of financial instruments presented below are estimates of fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

     The carrying amounts of cash, cash equivalents, short-term investments, accounts receivable, securities sold under repurchase agreements and accounts payable approximate their fair values due to the short-term nature of these financial instruments.

     The carrying amounts and fair values of the Company's debt and equity securities are disclosed in note 2 of the notes to the statutory financial statements. For marketable debt and equity securities, fair values are based on quoted market prices. If a quoted market price is not available, as in the case of private placements, fair value is estimated using quoted market prices for similar securities.

     The fair value for mortgage and other loans was determined on a loan by loan basis using market yields and coupon rates. Market yield for each loan was determined by adding an appropriate pricing spread to the yields on similar maturity treasury issues. The fair value for each loan was calculated as the present value of the future interest and principal payments at the market yield. The carrying value of notes payable approximates fair value because of the short-term nature of these financial instruments and the relative immateriality of the balances. The carrying amount and fair value of the Company's investments in mortgage and other loans and notes payable at December 31, 2004 and 2003 follow:

                                            2004                                2003
                             ---------------------------------   ---------------------------------
                                CARRYING          ESTIMATED         CARRYING         ESTIMATED
                                 AMOUNT           FAIR VALUE         AMOUNT          FAIR VALUE
                             ---------------   ---------------   ---------------   ---------------
     Commercial mortgages    $ 1,138,700,488     1,246,212,000     1,108,201,763     1,226,931,000
     Residential mortgages           599,261           592,000           654,215           639,000
     Other loans                     122,466           122,000           140,842           141,000
                             ---------------   ---------------   ---------------   ---------------
                             $ 1,139,422,215     1,246,926,000     1,108,996,820     1,227,711,000
                             ===============   ===============   ===============   ===============
     Notes payable           $    47,253,051        47,253,051        44,838,386        44,838,386
                             ===============   ===============   ===============   ===============

     The fair value of annuity contracts was determined to be the Company's statutory reserve as such amount most closely approximates the current value of the expected payments under such contracts. Such reserve is higher than the policy surrender values, which is considered the floor value and lower than the account value, which is considered the maximum value. The account value does not approximate the amount the Company anticipates paying under such contracts due to anticipated surrenders.

     Assets held in separate accounts are reported in the accompanying statutory financial statements at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

     It is not considered practicable to determine the fair value of the Company's liability for pension plan administration funds due to the difficulty in calculating an estimated payment pattern and period. Such funds currently bear interest at a rate of approximately 6.90%. The interest rate will adjust annually based on investment portfolio returns for the related assets. Such funds have no stated maturity.

                                                                      SCHEDULE 1

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                             Selected Financial Data

                 As of and for the year ended December 31, 2004

Investment income earned:

   U. S. Government bonds                                                $     12,721,836
   Other bonds (unaffiliated)                                                 326,430,939
   Preferred and common stocks                                                 18,139,634
   Mortgage loans                                                              80,363,255
   Real estate                                                                  3,166,824
   Premium notes, policy loans and liens                                       23,205,586
   Short-term investments                                                       2,420,308
   Other invested assets                                                       14,987,852
   Aggregate write-ins for investment income                                      379,819
   Amortization of interest maintenance reserve                                (1,134,767)
                                                                         ----------------
                  Gross investment income                                $    480,681,286
                                                                         ================
Real estate owned - book value less encumbrances                         $     15,827,644
                                                                         ================
Mortgage loans - book value:
   Farm mortgages                                                        $             --
   Residential mortgages                                                          599,261
   Commercial mortgages                                                     1,138,700,488
                                                                         ----------------
                  Total mortgage loans                                   $  1,139,299,749
                                                                         ================
Mortgage loans by standing - book value:
   Good standing                                                         $  1,139,299,749
                                                                         ================
   Good standing with restructured terms                                 $             --
                                                                         ================
   Interest overdue more than 90 days, not in foreclosure                $             --
                                                                         ================
   Foreclosure in process                                                $             --
                                                                         ================
Other long-term assets- statement value                                  $    316,133,364
                                                                         ================
Collateral loans                                                         $             --
                                                                         ================
Bonds and stocks of parents, subsidiaries and affiliates - book value:
   Bonds                                                                 $             --
                                                                         ================
   Preferred stocks                                                      $        118,800
                                                                         ================
   Common stocks                                                         $     13,106,294
                                                                         ================
Bonds and short-term investments by class and maturity:
   Due within one year or less                                           $    483,211,309
   Over 1 year through 5 years                                              1,478,621,653
   Over 5 years through 10 years                                            1,402,012,456
   Over 10 years through 20 years                                           1,633,573,449
   Over 20 years                                                              902,886,091
                                                                         ----------------
                                                                         $  5,900,304,958
                                                                         ================

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                             Selected Financial Data

                 As of and for the year ended December 31, 2004

Bonds and short-term investments by class - statement value:
   Class 1                                                               $  4,247,030,311
   Class 2                                                                  1,547,233,211
   Class 3                                                                     55,237,238
   Class 4                                                                     29,313,653
   Class 5                                                                     18,013,640
   Class 6                                                                      3,476,905
                                                                         ----------------
Total by class                                                           $  5,900,304,958
                                                                         ================
Total bonds and short-term investments publicly traded                   $  5,100,900,392
                                                                         ================
Total bonds and short-term investments privately placed                  $    799,404,566
                                                                         ================
Preferred stocks - statement value                                       $     61,681,482
                                                                         ================
Common stocks (unaffiliated) - fair value                                $    640,124,674
                                                                         ================
Short-term investments - book value                                      $     83,444,980
                                                                         ================
Options, caps & floors owned-statement value                             $             --
                                                                         ================
Options, caps & floors written and in force - statement value            $             --
                                                                         ================
Collar, swap & forward agreements open - statement value                 $             --
                                                                         ================
Futures contracts open - current value                                   $             --
                                                                         ================
Cash on deposit                                                          $     36,607,189
                                                                         ================
Life insurance in force:
   Industrial                                                            $             --
                                                                         ================
   Ordinary                                                              $ 69,402,217,000
                                                                         ================
   Credit life                                                           $             --
                                                                         ================
   Group life                                                            $  1,700,208,000
                                                                         ================
Amount of accidental death insurance in force under ordinary policies    $  2,058,068,000
                                                                         ================
Life insurance policies with disability provisions in force:
   Industrial                                                            $             --
                                                                         ================
   Ordinary                                                              $ 14,071,465,000
                                                                         ================
   Credit life                                                           $             --
                                                                         ================
   Group life                                                            $  1,669,700,000
                                                                         ================
Supplementary contracts in force:
   Ordinary - not involving life contingencies:
     Amount on deposit                                                   $      2,010,565
                                                                         ================
     Income payable                                                      $      2,985,309
                                                                         ================

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                             Selected Financial Data

                 As of and for the year ended December 31, 2004

   Ordinary - involving life contingencies:
     Income payable                                                      $     13,495,864
                                                                         ================
   Group - not involving life contingencies:
     Amount on deposit                                                   $             --
                                                                         ================
     Income payable                                                      $             --
                                                                         ================
   Group - involving life contengencies:
     Income payable                                                      $             --
                                                                         ================
Annuities:
   Ordinary:
     Immediate - amount of income payable                                $     11,263,448
                                                                         ================
     Deferred - fully paid account balance                               $    996,246,790
                                                                         ================
     Deferred - not fully paid - account balance                         $  2,151,746,203
                                                                         ================
   Group:
     Amount of income payable                                            $      1,667,688
                                                                         ================
     Fully paid account balance                                          $             --
                                                                         ================
     Not fully paid - account balance                                    $     25,851,836
                                                                         ================
Accident and health insurance - premiums in force:
   Ordinary                                                              $     32,482,493
                                                                         ================
   Group                                                                 $     18,942,263
                                                                         ================
   Credit                                                                $             --
                                                                         ================
Deposit funds and dividend accumulations:
   Deposit funds - account balance                                       $    380,099,662
                                                                         ================
   Dividend accumulations - account balance                              $    304,803,622
                                                                         ================
Claim payments 2004:
   Group accident and health - year ended December 31, 2004:
     2004                                                                $      2,207,105
                                                                         ================
     2003                                                                $        447,963
                                                                         ================
     2002                                                                $        117,254
                                                                         ================
     2001                                                                $        143,074
                                                                         ================
     2000                                                                $         12,916
                                                                         ================
     Prior                                                               $        252,357
                                                                         ================

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                             Selected Financial Data

                 As of and for the year ended December 31, 2004

Other accident and health - year ended December 31, 2004:
   2004                                                                  $      1,122,256
                                                                         ================
   2003                                                                  $        726,032
                                                                         ================
   2002                                                                  $        365,465
                                                                         ================
   2001                                                                  $        265,548
                                                                         ================
   2000                                                                  $        233,563
                                                                         ================
   Prior                                                                 $        612,356
                                                                         ================

See accompanying report of independent registered public accounting firm.

                                                                      SCHEDULE 2

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                           Summary Investment Schedule

                                December 31, 2004

                                 (In thousands)

                                                                                                        ADMITTED ASSETS AS
                                                                                                      REPORTED IN THE ANNUAL
                      INVESTMENT CATEGORIES                          GROSS INVESTMENT HOLDINGS              STATEMENT
-----------------------------------------------------------------   ---------------------------    ---------------------------
Bonds:
   US Treasury securities                                           $    183,554          2.167%   $    183,554          2.167%
   US government agency obligations:
      Issued by US government agencies                                        --          0.000%             --          0.000%
      Issued by US government-sponsored agencies                         404,562          4.776%        404,562          4.776%
   Foreign government                                                     25,487          0.301%         25,487          0.301%
   Securities issued by states, territories and possessions
      and political subdivisions in the US:
      US States and territories general obligations                           --          0.000%             --          0.000%
      Political subdivisions of US states, territories and
           possessions general obligations                                    --          0.000%             --          0.000%
      Revenue and assessment obligations                                      --          0.000%             --          0.000%
      Industrial development bonds and similar obligations               198,988          2.349%        198,988          2.349%
   Mortgage-backed securities
      Pass-through securities:
         Guaranteed by GNMA                                               17,304          0.204%         17,304          0.204%
         Issued by FNMA and FHLMC                                        109,999          1.299%        109,999          1.299%
         Other pass-through securities                                        --          0.000%             --          0.000%
      Other mortgage-backed securities:
         Issued by FNMA,  FHLMC or GNMA                                  620,040          7.320%        620,040          7.320%
         Other mortgage-backed securities collateralized
           by MBS issued or guaranteed by FNMA, FHLMC, or GNMA             3,159          0.037%          3,159          0.037%
         All other mortgage-backed securities                            208,874          2.466%        208,874          2.466%

   Other debt securities (excluding short-term):
      Unaffiliated domestic securities                                 3,765,037         44.447%      3,765,037         44.447%
      Unaffiliated foreign securities                                    279,856          3.304%        279,856          3.304%
      Affiliated securities                                                   --          0.000%             --          0.000%

Equity interests:
   Investments in mutual funds                                           239,062          2.822%        239,062          2.822%
   Preferred stocks:
      Affiliated                                                             119          0.001%            119          0.001%
      Unaffiliated                                                        61,563          0.727%         61,563          0.727%
   Publicly traded equity securites:
      Affiliated                                                              --          0.000%             --          0.000%
      Unaffiliated                                                       393,803          4.649%        393,803          4.649%

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                     Summary Investment Schedule (Continued)

                                December 31, 2004

                                 (In thousands)

                                                                                                        ADMITTED ASSETS AS
                                                                                                      REPORTED IN THE ANNUAL
                      INVESTMENT CATEGORIES                          GROSS INVESTMENT HOLDINGS              STATEMENT
-----------------------------------------------------------------   ---------------------------    ---------------------------
Equity interests (continued)
   Other equity securities:
      Affiliated                                                          13,106          0.155%         13,106          0.155%
      Unaffiliated                                                         7,260          0.086%          7,260          0.086%
   Tangible personal property under leases:
      Affiliated                                                              --          0.000%             --          0.000%
      Unaffiliated                                                            --          0.000%             --          0.000%

Mortgage loans
   Construction and land development                                          --          0.000%             --          0.000%
   Agricultural                                                               --          0.000%             --          0.000%
   Single family residential properties                                      599          0.007%            599          0.007%
   Multifamily residential properties                                    223,751          2.641%        223,751          2.641%
   Commercial loans                                                      914,949         10.801%        914,949         10.801%

Real estate investments
   Property occupied by company                                           14,940          0.176%         14,940          0.176%
   Property held for the production of income                                888          0.011%            888          0.011%
   Property held for sale                                                     --          0.000%             --          0.000%

Policy loans                                                             344,445          4.066%        344,445          4.066%

Receivable for securities                                                  3,298          0.039%          3,298          0.039%

Cash and short term investments                                          120,052          1.417%        120,052          1.417%

Other invested assets                                                    316,133          3.732%        316,133          3.732%
                                                                    ------------   ------------    ------------   ------------
                                                                    $  8,470,828        100.000%   $  8,470,828        100.000%
                                                                    ============   ============    ============   ============

See accompanying report of independent registered public accounting firm.

                                                                      SCHEDULE 3

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

          Schedule of Supplemental Investment Risks Interrogatories

                                December 31, 2004

                                 (In thousands)


1)   Total admitted assets (excluding separate account assets):

          $8,708,925

2)   Ten largest exposures to a single issuer/borrower/investment:

                  ISSUER                             INVESTMENT CATEGORY             AMOUNT     PERCENTAGE
     ----------------------------------   --------------------------------------   ----------   ----------
     Merrill Lynch Bond HI Common Stock   Mutual Funds - Common Stocks             $  158,040          1.8%
     MBIA, Inc. Bonds                     Industrial, Misc. - Issuer Obligations       78,846          0.9%
     FPA Paramount Fund                   Mutual Funds - Common Stocks                 65,906          0.8%
     AMBAC Financial Group                Industrial, Misc. - Issuer Obligations       50,108          0.6%
     Southern Company                     Industrial, Misc. - Issuer Obligations       50,055          0.6%
     FSA                                  Industrial, Misc. - Issuer Obligations       47,888          0.5%
     Union Pacific Corp                   Industrial, Misc. - Issuer Obligations       45,665          0.5%
     Dominion Res., Inc.                  Industrial, Misc. - Issuer Obligations       45,333          0.5%
     Coca Cola Company                    Industrial, Misc. - Issuer Obligations       39,401          0.5%
     Wells Fargo & Company                Industrial, Misc. - Issuer Obligations       39,383          0.5%

3)   Total admitted assets held in bonds and preferred stocks by NAIC rating:

       BONDS           AMOUNT        PERCENTAGE        STOCKS       AMOUNT      PERCENTAGE
     ---------     -------------    ------------      --------   ------------  ------------
     NAIC-1        $ 4,247,030             48.7%       P/RP-1     $   26,784            0.3%
     NAIC-2          1,547,233             17.8%       P/RP-2         25,145            0.3%
     NAIC-3             55,237              0.6%       P/RP-3          3,979            0.0%
     NAIC-4             29,314              0.3%       P/RP-4          3,836            0.0%
     NAIC-5             18,014              0.2%       P/RP-5          1,938            0.0%
     NAIC-6              3,477              0.0%       P/RP-6             --            0.0%

4) Admitted assets held in foreign investments and unhedged foreign currency exposure:

      Foreign-currency denominated investments of:                         $      --
      Foreign-currency denominated supporting insurance liabilities of:           --
      Excluding Canadian investments and currency exposure of:                 6,611

5)   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                        AMOUNT      PERCENTAGE
                                                      -----------  ------------
      Countries rated by NAIC-1                       $        --          0.0%
      Countries rated by NAIC-2                                --          0.0%
      Countries rated by NAIC-3 or below                       --          0.0%

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

      Schedule of Supplemental Investment Risks Interrogatories (Continued)

                                December 31, 2004

                                 (In thousands)

6) Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

     None

7)   Aggregate unhedged foreign currency exposure:

     None

8) Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

     None

9) Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

     None

10)  Ten largest non-sovereign foreign issues:

     None

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

      Schedule of Supplemental Investment Risks Interrogatories (Continued)

                                December 31, 2004

                                 (In thousands)

11) Assets held in Canadian investments and unhedged Canadian currency exposure:

      Canadian-currency denominated investments of:                 $      6,611
      Canadian denominated supporting insurance liabilities of:               --

12) Assets held in Canadian investments comprise less than 2.5% of the reporting entity's total admitted assets.

13) Assets held in investments with contractual sales restrictions comprised less than 2.5% of the reporting entity's total admitted assets.

14)  Ten largest equity interests:

                  ISSUER                             INVESTMENT CATEGORY               AMOUNT     PERCENTAGE
     ----------------------------------   ----------------------------------------   ----------   ----------
     Merrill Lynch Bond HI Common Stock   Mutual Funds - Common Stocks               $  158,040          1.8%
     FPA Paramount Fund                   Mutual Funds - Common Stocks                   65,906          0.8%
     Michaels Stores Common Stock         Industrial, Misc. - Common Stocks              27,273          0.3%
     Green Mountain Partners II L.P.      Industrial, Misc. - Limited Partnerships       25,261          0.3%
     Green Mountain Partners III L.P.     Industrial, Misc. - Limited Partnerships       24,264          0.3%
     National Oilwell                     Industrial, Misc. - Common Stocks              23,422          0.3%
     Charming Shoppes                     Industrial, Misc. - Common Stocks              19,677          0.2%
     Patterson Utility Energy             Industrial, Misc. - Common Stocks              19,263          0.2%
     Ross Stores Common Stock             Industrial, Misc. - Common Stocks              17,530          0.2%
     Ensco International                  Industrial, Misc. - Common Stocks              16,968          0.2%

15)  Aggregate statement value of investments held in nonaffiliated,
     privately-placed equities:                                     $    316,011

     Three largest investments held in nonaffiliated, privately placed equities:

                  ISSUER                             INVESTMENT CATEGORY             AMOUNT     PERCENTAGE
     ----------------------------------   --------------------------------------   ----------   ----------
     Green Mountain Partners II L.P.      Industrial, Misc. - Issuer Obligations   $   25,261          0.3%
     Green Mountain Partners III L.P.     Industrial, Misc. - Issuer Obligations       24,264          0.3%
     Boston Capital Tax Credit XXII       Industrial, Misc. - Issuer Obligations       16,077          0.2%

16) Assets held in general partnership interests comprised less than 2.5% of the reporting entity's total admitted assets.

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

      Schedule of Supplemental Investment Risks Interrogatories (Continued)

                                December 31, 2004

                                 (In thousands)

17)  Ten largest aggregate mortgage interests:

                                            INVESTMENT
                  ISSUER                     CATEGORY       AMOUNT     PERCENTAGE
     ----------------------------------   --------------  ----------   ----------
     Litton Systems Building                Commercial    $   12,913          0.1%
     New Frontier Mobile Home Park          Commercial         9,940          0.1%
     Doral Village Mobile Home Park         Commercial         9,830          0.1%
     Fair Oaks Medical Plaza                Commercial         9,800          0.1%
     Wal-Mart Superstore                    Commercial         9,569          0.1%
     Park Center II                         Commercial         9,551          0.1%
     Vista Verde Apartments                 Commercial         8,665          0.1%
     Butterfield Trails Portfolio           Commercial         8,658          0.1%
     Westwood Center Office Building        Commercial         7,878          0.1%
     Bank One Office Building               Commercial         7,452          0.1%

18) Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

            LOAN-TO-VALUE                     RESIDENTIAL                    COMMERCIAL                     AGRICULTURAL
     ---------------------------       --------------------------   -----------------------------     -----------------------
     Above 95%                         $       --          0.0%     $          --          0.0%        $      --       0.0%
     91% to 95%                                --          0.0%                --          0.0%               --       0.0%
     81% to 90%                                --          0.0%             1,250          0.0%               --       0.0%
     71% to 80%                                --          0.0%            57,244          0.7%               --       0.0%
     below 70%                                599          0.0%         1,080,206         12.4%               --       0.0%

     Construction loans                                      $     --      0.0%
     Mortgage loans over 90 days past due                          --      0.0%
     Mortgage loans in the process of foreclosure                  --      0.0%
     Mortgage loans foreclosed                                     --      0.0%
     Restructured mortgage loans                                   --      0.0%

19) There were no assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in the Annual Statement Schedule A that exceeded 2.5% of the Company's total admitted assets.

20)  Total admitted assets subject to the following types of agreements:

                                                  AT YEAR-END                         AT END OF EACH QUARTER
               AGREEMENT TYPE                AMOUNT         PERCENTAGE        1ST QTR         2ND QTR        3RD QTR
     ----------------------------------   -------------   --------------   -------------   -------------   -----------
     Securities lending                     $       --         0.0%         $        --     $        --     $      --
     Repurchase                                 55,786         0.6%                  --              --            --
     Reverse repurchase                             --         0.0%                  --              --            --
     Dollar repurchase                              --         0.0%                  --              --            --
     Dollar reverse repurchase                      --         0.0%                  --              --            --

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

      Schedule of Supplemental Investment Risks Interrogatories (Continued)

                                December 31, 2004

                                 (In thousands)

21) Warrants not attached to other financial instruments, options, caps, and floors:

                                          OWNED               WRITTEN
                                    ----------------     -----------------
     Hedging                        $     --     0.0%    $      --     0.0%
     Income generation                    --     0.0%           --     0.0%
     Other                                --     0.0%           --     0.0%

22)  Potential exposure for collars, swaps and forwards:

                                                               AT END OF EACH QUARTER
                                       AT YEAR-END        1ST QTR      2ND QTR     3RD QTR
                                    ----------------     ---------    ---------   ----------
     Hedging                        $     --     0.0%    $      --    $      --   $       --
     Income generation                    --     0.0%           --           --           --
     Replications                         --     0.0%           --           --           --
     Other                                --     0.0%           --           --           --

23)  Potential exposure for futures contracts:

                                                               AT END OF EACH QUARTER
                                       AT YEAR-END        1ST QTR      2ND QTR     3RD QTR
                                    ----------------     ---------    ---------   ----------
     Hedging                        $     --     0.0%    $      --    $      --   $       --
     Income generation                    --     0.0%           --           --           --
     Replications                         --     0.0%           --           --           --
     Other                                --     0.0%           --           --           --

24) All investments included in the Write-ins for Invested Assets category included on the Summary Investment Schedule in the Annual Statement

            INVESTMENT              AMOUNT       PERCENTAGE
     ------------------------     ----------   --------------
              (None)                $   --          0.0%

See accompanying report of independent registered public accounting firm.

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                                   SCHEDULE 4
       Summary of Investments - Other than Investments in Related Parties

                                December 31, 2004
                                 (in thousands)

                                                    COST OR                           AS SHOWN ON
                                                   AMORTIZED                          THE BALANCE
                                                     COST           FAIR VALUE           SHEET
                                                ---------------   ---------------   ---------------
Bonds:
   United States Government and government
      agencies and authorities                  $       588,116           617,456           588,116
   Public utilities                                     828,774           871,289           828,774
   Mortgage-backed securities                           753,473           772,339           753,473
   All other corporate bonds                          3,646,497         3,838,617         3,646,497
                                                ---------------   ---------------   ---------------
              Total bonds                             5,816,860         6,099,701         5,816,860
                                                ---------------   ---------------   ---------------
Equity Securities:
   Common stocks (1)
      Public utilities                                       --                --                --
      Banks, trusts, and insurance companies             21,446            42,020            42,020
      Industrial, miscellaneous and all other           422,313           598,104           598,104
   Nonredeemable preferred stocks                        61,681            66,712            61,681
                                                ---------------   ---------------   ---------------
              Total equity securities                   505,440           706,836           701,805
                                                ---------------   ---------------   ---------------
Mortgage loans on real estate                         1,139,422               N/D         1,139,422
Real estate:
   Home office property                                  14,940               N/D            14,940
   Real estate held for investment                          888               N/D               888
Policy loans                                            344,445               N/D           344,445
Partnership interests                                   340,989               N/D           316,011
Short-term investments and cash                         120,052           120,052           120,052
Receivable for securities                                 3,298             3,298             3,298
                                                ---------------   ---------------   ---------------
              Total investments                 $     8,286,334               N/A         8,457,721
                                                ===============   ===============   ===============

(1) Investment in common stocks does not include the Company's investment in the Virginia Farm Bureau, a related party, with a cost and fair value of $10,002 and $7,078, respectively.
N/D - not determined
N/A - not applicable

See accompanying report of independent registered public accounting firm.

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                                   SCHEDULE 5
                       Supplementary Insurance Information
                                 (in thousands)

                                                         AS OF DECEMBER 31
                                    ------------------------------------------------------
                                                  FUTURE POLICY
                                     DEFERRED       BENEFITS,                 OTHER POLICY
                                      POLICY      LOSSES, CLAIMS               CLAIMS AND
                                    ACQUISITION   AND SETTLEMENT   UNEARNED     BENEFITS
                                       COSTS         EXPENSES      PREMIUMS      PAYABLE
                                    -----------   --------------   --------   ------------
SEGMENT

2004:
   Life insurance                   $        --        3,181,064      1,082        387,110
   Accident & health insurance               --           42,782        248          2,020
   Annuity                                   --        3,239,653         --             38
   Property & liability insurance            --               --         --             --
                                    -----------   --------------   --------   ------------
                                    $        --        6,463,499      1,330        389,168
                                    ===========   ==============   ========   ============
2003:
   Life insurance                   $        --        3,002,155      1,143        386,234
   Accident & health insurance               --           39,037      1,008          4,166
   Annuity                                   --        3,080,475         --             36
   Property & liability insurance            --               --         --             --
                                    -----------   --------------   --------   ------------
                                    $        --        6,121,667      2,151        390,436
                                    ===========   ==============   ========   ============

                                                       FOR THE YEARS ENDED DECEMBER 31
                                    -----------------------------------------------------------------------
                                                                                AMORTIZATION
                                                                 BENEFITS,       OF DEFERRED
                                                      NET      CLAIMS, LOSSES      POLICY          OTHER
                                      PREMIUM     INVESTMENT   AND SETTLEMENT    ACQUISITION     OPERATING
                                    REVENUE (1)     INCOME        EXPENSES          COSTS      EXPENSES (2)
                                    -----------   ----------   --------------   ------------   ------------
SEGMENT

2004:
   Life insurance                   $   462,866      239,475          405,954             --        148,018
   Accident & health insurance           27,511        2,815            8,100             --         12,791
   Annuity                              268,870      225,797          411,635             --         27,852
   Property & liability insurance            --           --               --             --             --
                                    -----------   ----------   --------------   ------------   ------------
                                    $   759,247      468,087          825,689             --        188,661
                                    ===========   ==========   ==============   ============   ============
2003:
   Life insurance                   $   426,046      247,601          377,783             --        143,568
   Accident & health insurance           22,047        2,739           15,334             --         10,871
   Annuity                              524,707      232,428          651,732             --         36,017
   Property & liability insurance            --           --               --             --             --
                                    -----------   ----------   --------------   ------------   ------------
                                    $   972,800      482,768        1,044,849             --        190,456
                                    ===========   ==========   ==============   ============   ============
2002:
   Life insurance                   $   409,170      223,973          351,755             --        122,073
   Accident & health insurance           22,758        2,135           12,612             --         11,470
   Annuity                              382,712      206,334          500,379             --         28,154
   Property & liability insurance            --           --               --             --             --
                                    -----------   ----------   --------------   ------------   ------------
                                    $   814,640      432,442          864,746             --        161,697
                                    ===========   ==========   ==============   ============   ============

(1) Life insurance premium revenue includes supplementary contracts and dividend accumulations.

(2) Commissions, taxes, licenses and fees reflect actual expenses by segment. All other operating expenses are allocated to each segment on the basis of policy count and time studies.

See accompanying report of independent registered public accounting firm.

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                                   SCHEDULE 6
                                   Reinsurance

              For the years ended December 31, 2004, 2003 and 2002
                                 (in thousands)

                                                                                                       PERCENTAGE OF
                                                         CEDED TO        ASSUMED                          AMOUNT
                                          GROSS            OTHER           FROM            NET           ASSUMED TO
                                          AMOUNT         COMPANIES       COMPANIES        AMOUNT            NET
                                       -------------   -------------   -------------   -------------   -------------
2004:
   Life insurance in force             $  71,102,425       7,113,333              --      63,989,092              --
                                       =============   =============   =============   =============   =============
   Premiums:
      Life insurance                   $     464,703          13,208              --         451,495              --
      Accident & health insurance             60,137          32,708              --          27,429              --
      Annuity                                277,804           8,966              --         268,838              --
      Property & liability insurance              --              --              --              --              --
                                       -------------   -------------   -------------   -------------   -------------
           Total premiums              $     802,644          54,882              --         747,762              --
                                       =============   =============   =============   =============   =============
2003:
   Life insurance in force             $  64,862,572       5,946,413              --      58,916,159              --
                                       =============   =============   =============   =============   =============
   Premiums:
      Life insurance                   $     428,152          12,191              --         415,961              --
      Accident & health insurance             53,250          31,311              --          21,939              --
      Annuity                                529,862           5,236              --         524,626              --
      Property & liability insurance              --              --              --              --              --
                                       -------------   -------------   -------------   -------------   -------------
           Total premiums              $   1,011,264          48,738              --         962,526              --
                                       =============   =============   =============   =============   =============
2002:
   Life insurance in force             $  58,982,437       4,960,513              --      54,021,924              --
                                       =============   =============   =============   =============   =============
   Premiums:
      Life insurance                   $     409,356          12,064              --         397,292              --
      Accident & health insurance             55,416          32,787              --          22,629              --
      Annuity                                388,889           6,241              --         382,648              --
      Property & liability insurance              --              --              --              --              --
                                       -------------   -------------   -------------   -------------   -------------
           Total premiums              $     853,661          51,092              --         802,569              --
                                       =============   =============   =============   =============   =============

See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a)  Financial Statements (6)

All required financial statements are included in Part B.

  (b)  Exhibits
       (1) Certified resolution of the board of directors of Southern Farm Bureau Life Insurance Company (the "Company") establishing Southern Farm Bureau Life Variable Account (the "Account").(1)

       (2)  Not Applicable.

       (3)  Underwriting Agreement.(2)
            (a) Amendment to Underwriting Agreement(4)

       (4)  Contract Form.(1)

       (5)  Form of Contract Application.(1)

       (6)  (a) Articles of Incorporation of the Company.(1)

            (b) By-Laws of the Company.(1)

       (7)  Not Applicable.

       (8) (a) Participation Agreement relating to Fidelity Variable Insurance Products Fund.(2)

            (a)(1) Amendment to Participation Agreement(4)

            (b) Participation Agreement relating to Fidelity Variable Insurance Products Fund II.(2)

            (b)(1) Amendment to Participation Agreement(4)

            (c) Participation Agreement relating to Fidelity Variable Insurance Products Fund III.(2)

            (c)(1) Amendment to Participation Agreement(4)

            (d) Participation Agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc.(2)

            (d)(1) Amendment to Participation Agreement(4)

            (e) Form of Administrative Services Agreement.(2)

       (9)  Opinion and Consent of Joseph A. Purvis, Esquire.(8)

      (10)  (a) Consent of Sutherland Asbill & Brennan LLP.(8)

            (b) Consent of KPMG LLP.(8)

            (c) Opinion and Consent of Kenneth P. Johnston, FSA, MAAA, Vice President, Product Development.(8)

            (d) Consent of Ernst & Young LLP.(8)

      (11)  Not Applicable.

      (12)  Not Applicable.

      (13)  Not Applicable.

      (14)  Powers of Attorney.(1)(5)(6)(7)


----------
(1) Incorporated herein by reference to the Initial Filing of this Form N-4 Registration Statement (File Nos. 333-79865; 811-9371) filed with the Securities and Exchange Commission on June 3, 1999.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on October 12, 1999.

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 30, 2001.

(4) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on January 25, 2002.

(5) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on May 1, 2003.

(6) Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on April 30, 2004.


(7) Incorporated herein by reference to the Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-79865) filed with the Securities and Exchange Commission on February 25, 2005.

(8)  Filed herein.


ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY

NAME                                  TITLE
----------------------------------------------------------------------------------------------------------
Ronald R. Anderson                    Director
Lloyd Arthur                          Director
Donald Childs                         Director
Marshall Coyle                        Director
Kenneth Dierschke                     Director
Ben Gramling, II                      Director
Bruce Hiatt                           Director
Randy Veach                           Director
Kenneth M. Middleton                  Director
Bryan Mitchell                        Director
Sam Moore                             Director
Wayne F. Pryor                        Director
Stanley E. Reed                       Director
Rick Roth                             Director
David Waide                           Director
David M. Winkles, Jr.                 Director
Larry B. Wooten                       Director
J. M. Wright, Jr.                     Director
Carl B. Loop, Jr.                     Chairman of the Board and President
Wayne Dollar                          First Vice President and Director
J. Joseph Stroble                     Executive Vice President, Chief Executive Officer
Laurence E. Favreau                   Senior Vice President, Chief Financial Officer
Gino Gianfrancesco                    Senior Vice President, Marketing
Randy Johns                           Senior Vice President, Policy Administration and Assistant Secretary
Sherrell Ballard                      Vice President, Information Systems
Denny Blaylock                        Vice President, Underwriting
David N. Duddleston, M.D.             Vice President, Medical Director
Rick Fielding                         Vice President, Chief Actuary
Philip R. Hogue                       Vice President, Realty Investments
Kenneth P. Johnston                   Vice President, Product Development
Richard D. McClure                    Vice President, Claims
Walt Olson                            Vice President, Chief Investment Officer

NAME                                  TITLE
----------------------------------------------------------------------------------------------------------
Joseph A. Purvis                      Senior Vice President, General Counsel and Secretary
E. J. "Bubby" Trosclair               Vice President, Agency
Robert E. Ward, Jr.                   Vice President, Controller
Billy Sims                            Vice President, Human Resources
Glen Castle                           Vice President, Group, Pension and Variable Product Administration
Perry McGaugh                         Vice President, Legal


     * The principal business address of all of the persons listed above is 1401 Livingston Lane, Jackson, Mississippi 39213.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Arkansas Farm Bureau Investment Corporation, Florida Farm Bureau Holding Corporation, Georgia Farm Bureau Federation Holding Co. Inc., Kentucky Farm Bureau Investment Corporation, Louisiana Farm Bureau Investment Corporation, Mississippi Farm Bureau Investment Corporation, North Carolina Farm Bureau Investment Corporation, South Carolina Farm Bureau Investment Corporation, Texas Farm Bureau Investment Corporation and Virginia Farm Bureau Holding Corporation. The Company and its affiliates are described more fully in the prospectus included in this registration statement. An organizational chart is set forth below.

NAME                                        JURISDICTION          PERCENT OF VOTING SECURITIES OWNED
--------------------------------------------------------------------------------------------------------------
Arkansas Farm Bureau Investment             Arkansas              Controlling interest owned by Arkansas
Corporation                                                       Farm Bureau Federation

Florida Farm Bureau Holding                 Florida               Controlling interest owned by Florida
Corporation                                                       Farm Bureau Federation

Georgia Farm Bureau Federation              Georgia               Controlling interest owned by Georgia
Holding Co., Inc.                                                 Farm Bureau Federation

Kentucky Farm Bureau Investment             Kentucky              Controlling Interest owned by Kentucky
Corporation                                                       Farm Bureau Federation

Louisiana Farm Bureau Investment            Louisiana             Controlling Interest owned by Louisiana
Corporation                                                       Farm Bureau Federation

Mississippi Farm Bureau Investment          Mississippi           Controlling Interest Owned by Mississippi
Corporation                                                       Farm Bureau Federation

North Carolina Farm Bureau Investment       North Carolina        Controlling Interest Owned by North Carolina
Corporation                                                       Farm Bureau Federation

South Carolina Farm Bureau Investment       South Carolina        Controlling Interest Owned by South Carolina
Corporation                                                       Farm Bureau Federation

Texas Farm Bureau Investment                Texas                 Controlling Interest Owned by Texas
Corporation                                                       Farm Bureau

Virginia Farm Bureau Holding                Virginia              Controlling Interest Owned by Virginia
Corporation                                                       Farm Bureau Federation

NAME                                        JURISDICTION          PERCENT OF VOTING SECURITIES OWNED
----------------------------------------------------------------------------------------------------------------
Southern Farm Bureau Life Insurance         Mississippi           10% of voting securities owned by each of the
Company                                                           following:
                                                                  - Arkansas Farm Bureau Investment Corporation
                                                                  - Florida Farm Bureau Holding Corporation
                                                                  - Georgia Farm Bureau Federation Holding Co.,
                                                                  Inc.
                                                                  - Kentucky Farm Bureau Investment Corporation
                                                                  - Louisiana Farm Bureau Investment Corporation
                                                                  - Mississippi Farm Bureau Investment
                                                                  Corporation
                                                                  - North Carolina Farm Bureau Investment
                                                                  Corporation
                                                                  - South Carolina Farm Bureau Investment
                                                                  Corporation
                                                                  - Texas Farm Bureau Investment Corporation
                                                                  - Virginia Farm Bureau Holding Corporation

Southern Capital Life Insurance Company     Mississippi           Ownership of all voting securities by Southern
                                                                  Farm Bureau Life Insurance Company

Southern Farm Bureau Fund                   Mississippi           Ownership of all voting securities by Southern
Distributor, Inc.                                                 Farm Bureau Life Insurance Company

Oakwood Holdings, LLC                       Mississippi           100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

One Thousand One Hotel, LLC                 Mississippi           50% of ownership interest held by
                                                                  Southern Farm Bureau Life Insurance Company

Baycastle Properties, L.P.                  Mississippi           99% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company as limited
                                                                  partner; 1% interest held by MR Properties,
                                                                  LLC as general partner.

Annandale Properties, L.P.                  Mississippi           99% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company as limited
                                                                  partner; 1% interest held by MR Properties,
                                                                  LLC as general partner.

Cypress Lake Properties, L.P.               Mississippi           99% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company as limited
                                                                  partner; 1% interest held by MR Properties,
                                                                  LLC as general partner.

MR Properties, LLC                          Mississippi           100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Jackson-I55, LLC                            Mississippi           100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Knoxville-Kingston, LLC                     Tennessee             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Hou-Hempstead, LLC                          Texas                 100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Baton Rouge-Perkins, LLC                    Louisiana             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

NAME                                        JURISDICTION          PERCENT OF VOTING SECURITIES OWNED
----------------------------------------------------------------------------------------------------------------
Destin-Poinciana, LLC                       Florida               100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Pearl-Hwy 80, LLC                           Mississippi           100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Belle Chasse-WBC, LLC                       Louisiana             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Lafayette-Pinhook, LLC                      Louisiana             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

New Orleans-Baronne, LLC                    Louisiana             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Knoxville-Maynardville, LLC                 Tennessee             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Douglas-Peterson, LLC                       Georgia               100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Covington-Holiday, LLC                      Louisiana             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Ft. Lauderdale-Broward, LLC                 Florida               100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Jackson-Conrad, LLC                         Tennessee             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Chattanooga-Lee, LLC                        Tennessee             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Jackson-Old Canton, LLC                     Mississippi           100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

St. Petersburg-Ninth, LLC                   Florida               100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Jackson-Echelon, LLC                        Mississippi           100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Memphis-Colony, LLC                         Tennessee             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Akron-Romig, LLC                            Ohio                  100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Hudson-Hwy 321, LLC                         North Carolina        100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Memphis-One Place, LLC                      Tennessee             100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Waldwick-North, LLC                         New Jersey            100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Picayune-Hwy 43, LLC                        Mississippi           100% of ownership interest held by Southern
                                                                  Farm Bureau Life Insurance Company

Westwood Alpha Limited                      Virginia              99% of ownership interest held by Southern
Partnership                                                       Farm Bureau Life Insurance Company as limited
                                                                  partner

Southern Capital Brokerage                  Mississippi           100% of ownership interest held by Southern
Company, LLC                                                      Farm Bureau Life Insurance Company

ITEM 27. NUMBER OF CONTRACT OWNERS


As of March 31, 2005, there were 4,612 Contract Owners.


ITEM 28. INDEMNIFICATION

Article XII of the Company's By-Laws provides for the indemnification by the Company to the maximum extent allowed by Mississippi law, of any director or officer thereof, who is made party to any suit or proceeding because he is or was a director or officer, provided that the director or officer has met the standard of conduct set out in Mississippi Code of 1972 Annotated Section 79-4-8.51(a-d), and indemnification is not otherwise provided for by any insurance coverage available to such director or officer. Article XII also provides that if there is any question as to whether a director or officer has met the applicable standard of conduct, the same will be determined by an independent special legal counsel selected by the Board of Directors.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Southern Farm Bureau Fund Distributor, Inc. is the registrant's principal underwriter.
(b) Officers and Directors of Southern Farm Bureau Fund Distributor, Inc.

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
------------------------------------------------------------------------------------------
Laurence Edmond Favreau                     President and Treasurer
Joseph A. Purvis                            General Counsel and Secretary
Glen Castle                                 Vice President and Assistant Secretary
Carl B. Loop, Jr.                           Director
Ronald Roy Anderson                         Director
Lloyd Arthur                                Director
William Donald Childs                       Director
Marshall Coyle                              Director
Kenneth Dierschke                           Director
John Wayne Dollar                           Director
Ben Martin Gramling II,                     Director
Bruce Lane Hiatt                            Director
Randy Veach                                 Director
Kenneth M. Middleton                        Director
Oliver Bryan Mitchell                       Director
Sam Moore                                   Director
Wayne F. Pryor                              Director
Stanley E. Reed                             Director

NAME AND PRINCIPAL BUSINESS
ADDRESS*                                    POSITIONS AND OFFICES
------------------------------------------------------------------------------------------
Rick Roth                                   Director
David Waide                                 Director
David Milton Winkles, Jr.                   Director
Larry B. Wooten                             Director
John Milton Wright, Jr.                     Director

     * The principal business address of all of the persons listed above is 1401 Livingston Lane, Jackson, Mississippi 39213.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


NAME OF                       NET UNDERWRITING
PRINCIPAL                       DISCOUNTS AND        COMPENSATION ON        BROKERAGE
UNDERWRITER                      COMMISSIONS           REDEMPTION           COMMISSION       COMPENSATION
---------------------------------------------------------------------------------------------------------
Southern Farm Bureau
Fund Distributor, Inc.        $      1,228,561             NA                   NA                NA



ITEM 30. LOCATION OF BOOKS AND RECORDS


All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1401 Livingston Lane, Jackson, Mississippi 39213 or 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31. MANAGEMENT SERVICES

VARIABLE PRODUCTS COMPLIANCE AND ACCOUNTING AGREEMENT. Under this agreement, EquiTrust Investment Management Services, Inc. ("EquiTrust") agrees to provide Southern Farm Bureau Life Insurance Company ("Company") with certain compliance and accounting functions with respect to the variable annuity contracts issued by the Company. These functions include: assisting in the preparation of Forms N-4, N-SAR and 24F-2; providing requested information for SEC examinations; calculating daily unit values, preparing trial balances, financials and audit schedules.

EquiTrust is not an affiliated person of the Company. EquiTrust is compensated quarterly for its services based on a schedule of fees attached to the agreement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Southern Farm Bureau Life Variable Account, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Jackson, State of Mississippi, on the 26th day of April, 2005.


                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                   SOUTHERN FARM BUREAU LIFE VARIABLE ACCOUNT


                   By:                     /s/ J. JOSEPH STROBLE
                            ---------------------------------------------------
                                            J. Joseph Stroble
                            EXECUTIVE VICE PRESIDENT, CHIEF EXECUTIVE OFFICER
                              Southern Farm Bureau Life Insurance Company


                   Attest:                 /s/ JOSEPH A. PURVIS
                            ---------------------------------------------------
                                             Joseph A. Purvis
                        SENIOR VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                            Southern Farm Bureau Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


                SIGNATURE                                       TITLE                               DATE
                ---------                                       -----                               ----
          /s/ J. JOSEPH STROBLE               Executive Vice President, Chief Executive
------------------------------------------      Officer [Principal Executive Officer]          April 26, 2005
            J. Joseph Stroble

         /s/ LAURENCE E. FAVREAU              Senior Vice President, Chief Financial
------------------------------------------    Officer [Principal Financial Officer]            April 26, 2005
           Laurence E. Favreau                [Principal Accounting Officer]

                  /s/ *
------------------------------------------    President and Chairman of the Board              April 26, 2005
            Carl B. Loop, Jr.

                  /s/ *
------------------------------------------    First Vice President and Director                April 26, 2005
            John Wayne Dollar

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
           Ronald R. Anderson

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
              Donald Childs

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
             Marshall Coyle

                SIGNATURE                                       TITLE                               DATE
                ---------                                       -----                               ----
                  /s/ *
------------------------------------------    Director                                         April 26, 2005
            Kenneth Dierschke

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
            Ben Gramling, II

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
               Bruce Hiatt

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
               Randy Veach

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
            Kenneth Middleton

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
             Bryan Mitchell

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
                Sam Moore

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
              Lloyd Arthur

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
             Wayne F. Pryor

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
             Stanley E. Reed

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
                Rick Roth

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
               David Waide

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
          David M. Winkles, Jr.

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
             Larry B. Wooten

                  /s/ *
------------------------------------------    Director                                         April 26, 2005
            J.M. Wright, Jr.

*By:       /s/ Joseph A. Purvis
------------------------------------------                                                     April 26, 2005
            Joseph A. Purvis
           Attorney-In-Fact
       Pursuant to Power of Attorney

                                 EXHIBIT INDEX

     EXHIBIT           DESCRIPTION
     -------           -----------
     24(b)(9)          Opinion and Consent of Joseph A. Purvis
     24(b)(10)(a)      Consent of Sutherland Asbill & Brennan LLP
     24(b)(10)(b)      Consent of KPMG LLP
     24(b)(10)(c)      Opinion of Kenneth P. Johnston
     24(b)(10)(d)      Consent of Ernst & Young LLP